THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 81.5%

	Face Amount	Value
COMMUNICATION SERVICES — 10.1%
Alphabet
1.900%, 08/15/2040	$80,000	$56,312
America Movil
6.125%, 03/30/2040	85,000	93,561
AT&T
4.500%, 05/15/2035	235,000	223,302
3.650%, 09/15/2059	215,000	157,527
3.550%, 09/15/2055	775,000	568,234
Charter Communications Operating
4.800%, 03/01/2050	135,000	106,037
3.900%, 06/01/2052	5,000	3,401
3.850%, 04/01/2061	5,000	3,159
3.700%, 04/01/2051	200,000	132,364
3.500%, 06/01/2041	205,000	143,556
Comcast
2.987%, 11/01/2063	30,000	20,025
2.937%, 11/01/2056	418,000	285,547
2.887%, 11/01/2051	250,000	174,426
Meta Platforms
4.450%, 08/15/2052	150,000	130,955
NBCUniversal Media
4.450%, 01/15/2043	205,000	191,633
Paramount Global
5.850%, 09/01/2043	285,000	253,922
4.375%, 03/15/2043	50,000	36,896
Rogers Communications
5.000%, 03/15/2044	35,000	32,057
Time Warner Cable
5.875%, 11/15/2040	200,000	188,365
4.500%, 09/15/2042	90,000	71,406
T-Mobile USA
5.800%, 09/15/2062	35,000	36,727
3.000%, 02/15/2041	115,000	85,697
Verizon Communications
3.550%, 03/22/2051	290,000	225,212
3.400%, 03/22/2041	240,000	193,232
2.987%, 10/30/2056	235,000	156,367
Vodafone Group
4.250%, 09/17/2050	65,000	53,983

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES (continued)
Walt Disney
4.625%, 03/23/2040	$20,000	$19,702
3.600%, 01/13/2051	90,000	74,331
3.500%, 05/13/2040	170,000	145,558
2.750%, 09/01/2049	135,000	96,313
Warnermedia Holdings
5.141%, 03/15/2052 (A)	30,000	24,921
5.050%, 03/15/2042 (A)	135,000	115,262

		4,099,990

CONSUMER DISCRETIONARY — 3.9%
Amazon.com
3.950%, 04/13/2052	170,000	150,379
3.100%, 05/12/2051	170,000	129,251
2.875%, 05/12/2041	90,000	70,971
General Motors
5.600%, 10/15/2032	35,000	34,556
5.150%, 04/01/2038	90,000	81,976
Home Depot
4.950%, 09/15/2052	120,000	123,508
3.900%, 06/15/2047	5,000	4,417
3.625%, 04/15/2052	148,000	123,506
3.350%, 04/15/2050	115,000	92,030
3.300%, 04/15/2040	170,000	143,991
3.125%, 12/15/2049	65,000	49,722
Lowe’s
5.625%, 04/15/2053	230,000	237,541
4.450%, 04/01/2062	55,000	46,696
4.250%, 04/01/2052	30,000	25,492
Target
2.950%, 01/15/2052	30,000	22,231
University of Southern California
3.028%, 10/01/2039	285,000	238,800

		1,575,067

CONSUMER STAPLES — 7.7%
7-Eleven
2.800%, 02/10/2051 (A)	35,000	23,115
2.500%, 02/10/2041 (A)	85,000	59,860

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
Altria Group
5.950%, 02/14/2049	$20,000	$18,910
3.400%, 02/04/2041	225,000	158,102
Anheuser-Busch
4.900%, 02/01/2046	520,000	507,755
4.700%, 02/01/2036	405,000	401,570
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	200,000	214,400
BAT Capital
7.750%, 10/19/2032	30,000	33,478
4.758%, 09/06/2049	55,000	42,967
4.540%, 08/15/2047	185,000	141,148
4.390%, 08/15/2037	270,000	222,435
3.734%, 09/25/2040	5,000	3,619
Coca-Cola
2.500%, 06/01/2040	90,000	69,304
Constellation Brands
4.100%, 02/15/2048	85,000	72,153
Fomento Economico Mexicano
3.500%, 01/16/2050	60,000	45,856
JBS USA LUX
6.500%, 12/01/2052 (A)	200,000	204,650
4.375%, 02/02/2052 (A)	85,000	65,241
3.000%, 05/15/2032 (A)	85,000	67,533
Keurig Dr Pepper
4.500%, 04/15/2052	19,000	17,191
Kraft Heinz Foods
5.500%, 06/01/2050	90,000	91,758
5.200%, 07/15/2045	85,000	83,051
4.875%, 10/01/2049	152,000	142,211
4.375%, 06/01/2046	20,000	17,477
Nestle Holdings
4.000%, 09/24/2048 (A)	35,000	31,675
3.900%, 09/24/2038 (A)	80,000	75,161
PepsiCo
2.750%, 10/21/2051	55,000	40,860
2.625%, 10/21/2041	50,000	39,018
Philip Morris International
4.125%, 03/04/2043	115,000	96,730

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
Walmart
2.650%, 09/22/2051	$5,000	$3,656
2.500%, 09/22/2041	139,000	106,428

		3,097,312

ENERGY — 9.1%
BP Capital Markets America
3.379%, 02/08/2061	65,000	48,667
3.060%, 06/17/2041	80,000	63,825
3.001%, 03/17/2052	90,000	64,856
3.000%, 02/24/2050	5,000	3,649
2.939%, 06/04/2051	115,000	82,233
Columbia Pipeline Group
5.800%, 06/01/2045	85,000	89,851
ConocoPhillips
3.800%, 03/15/2052	65,000	55,680
Devon Energy
5.000%, 06/15/2045	65,000	59,681
Diamondback Energy
6.250%, 03/15/2033	65,000	69,226
4.400%, 03/24/2051	15,000	12,416
Energy Transfer
6.250%, 04/15/2049	30,000	30,466
5.750%, 02/15/2033	30,000	30,878
5.400%, 10/01/2047	115,000	105,816
5.150%, 02/01/2043	35,000	31,351
5.150%, 03/15/2045	400,000	360,855
5.000%, 05/15/2050	90,000	78,712
4.900%, 03/15/2035	85,000	80,370
Enterprise Products Operating
4.950%, 10/15/2054	85,000	78,425
4.250%, 02/15/2048	115,000	99,667
4.200%, 01/31/2050	5,000	4,277
3.300%, 02/15/2053	35,000	25,389
3.200%, 02/15/2052	90,000	64,469
Exxon Mobil
4.327%, 03/19/2050	5,000	4,708
4.227%, 03/19/2040	135,000	129,028
3.452%, 04/15/2051	80,000	65,233

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
3.095%, 08/16/2049	$35,000	$26,911
Hess
6.000%, 01/15/2040	5,000	5,224
5.800%, 04/01/2047	115,000	116,713
Kinder Morgan
5.550%, 06/01/2045	65,000	63,448
5.450%, 08/01/2052	25,000	24,009
5.200%, 03/01/2048	65,000	60,687
5.050%, 02/15/2046	50,000	45,614
3.600%, 02/15/2051	5,000	3,704
3.250%, 08/01/2050	55,000	38,126
Marathon Petroleum
4.750%, 09/15/2044	50,000	44,846
MPLX
4.950%, 03/14/2052	50,000	44,299
4.500%, 04/15/2038	150,000	136,604
Phillips
66 4.900%, 10/01/2046 (A)	50,000	47,218
3.300%, 03/15/2052	65,000	48,220
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	50,000	46,541
4.682%, 05/01/2038 (A)	55,000	52,386
Shell International Finance BV
4.125%, 05/11/2035	115,000	111,708
3.750%, 09/12/2046	115,000	98,109
3.000%, 11/26/2051	20,000	14,730
Southern Natural Gas
4.800%, 03/15/2047 (A)	50,000	43,128
Suncor Energy
3.750%, 03/04/2051	90,000	71,652
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	85,000	73,027
TotalEnergies Capital International
3.127%, 05/29/2050	205,000	156,640
2.986%, 06/29/2041	80,000	64,059
TransCanada PipeLines
5.100%, 03/15/2049	30,000	29,687
4.750%, 05/15/2038	205,000	195,710

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
Williams
6.300%, 04/15/2040	$120,000	$130,051
5.750%, 06/24/2044	135,000	137,848
3.500%, 10/15/2051	30,000	22,179

		3,692,806

FINANCIALS — 10.1%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	30,000	33,340
American International Group
4.375%, 06/30/2050	85,000	77,461
ASB Bank
2.375%, 10/22/2031 (A)	20,000	16,278
Bank of America
6.000%, 10/15/2036	80,000	87,165
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	265,000	213,200
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	65,000	53,828
Bank of America MTN
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	50,000	42,643
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	370,000	273,218
Berkshire Hathaway Finance
4.200%, 08/15/2048	150,000	140,288
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	45,000	34,267
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A),(B)	5,000	4,225
CI Financial
4.100%, 06/15/2051	20,000	12,607
Citigroup
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (B)	90,000	78,933
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	65,000	48,681
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	90,000	74,998
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	50,000	39,392
Corebridge Financial
4.400%, 04/05/2052 (A)	85,000	72,821
4.350%, 04/05/2042 (A)	20,000	17,526
3.900%, 04/05/2032 (A)	85,000	77,399

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A),(B)	$85,000	$95,571
Global Atlantic Finance
3.125%, 06/15/2031 (A)	45,000	34,828
Goldman Sachs Group
5.150%, 05/22/2045	55,000	54,447
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	240,000	212,878
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	135,000	108,688
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	5,000	3,739
Goldman Sachs Group MTN
4.800%, 07/08/2044	135,000	130,474
JPMorgan Chase
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	120,000	91,463
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (B)	255,000	201,901
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	235,000	188,850
Lloyds Banking Group
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	65,000	63,508
MetLife
5.250%, 01/15/2054	30,000	31,239
4.721%, 12/15/2044	65,000	62,357
Morgan Stanley
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	65,000	66,217
4.375%, 01/22/2047	5,000	4,684
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	140,000	111,994
Morgan Stanley MTN
2.802%, U.S. SOFR + 1.430%, 01/25/2052 (B)	30,000	20,639
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	35,000	35,289
Prudential Financial
3.935%, 12/07/2049	50,000	42,600
Prudential Financial MTN
5.750%, 07/15/2033	15,000	16,374
S&P Global
3.900%, 03/01/2062 (A)	20,000	16,931
3.700%, 03/01/2052 (A)	5,000	4,220

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
State Street
4.821%, U.S. SOFR + 1.567%, 01/26/2034 (B)	$10,000	$10,053
Truist Financial MTN
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	30,000	30,375
UBS MTN
4.500%, 06/26/2048 (A)	25,000	23,205
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A),(B)	90,000	88,180
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A),(B)	5,000	4,115
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036 (B)	120,000	95,731
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	20,000	19,695
4.900%, 11/17/2045	50,000	47,440
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	50,000	49,800
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	285,000	265,835
4.400%, 06/14/2046	410,000	362,182
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	30,000	29,681
3.133%, 11/18/2041	50,000	36,193
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (B)	70,000	54,807

		4,114,453

HEALTH CARE — 9.4%
Abbott Laboratories
4.900%, 11/30/2046	65,000	67,843
AbbVie
4.500%, 05/14/2035	105,000	102,810
4.250%, 11/21/2049	388,000	347,577
4.050%, 11/21/2039	369,000	332,525
Amgen
4.875%, 03/01/2053	37,000	35,133
4.400%, 05/01/2045	35,000	31,260
4.200%, 02/22/2052	5,000	4,278
3.375%, 02/21/2050	85,000	63,750

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
3.350%, 02/22/2032	$30,000	$27,173
3.150%, 02/21/2040	135,000	105,677
BayCare Health System
3.831%, 11/15/2050	15,000	12,798
Baylor Scott & White Holdings
2.839%, 11/15/2050	25,000	17,855
Boston Scientific
4.700%, 03/01/2049	5,000	4,816
4.550%, 03/01/2039	38,000	36,136
Bristol-Myers Squibb
3.700%, 03/15/2052	137,000	115,722
3.550%, 03/15/2042	65,000	56,282
2.550%, 11/13/2050	138,000	94,043
2.350%, 11/13/2040	35,000	25,560
CVS Health
5.050%, 03/25/2048	51,000	48,462
4.780%, 03/25/2038	30,000	28,713
2.700%, 08/21/2040	170,000	122,924
Danaher
2.800%, 12/10/2051	123,000	88,335
2.600%, 10/01/2050	20,000	13,802
DH Europe Finance II Sarl
3.400%, 11/15/2049	30,000	24,430
3.250%, 11/15/2039	85,000	72,557
Elevance Health
5.125%, 02/15/2053	65,000	65,360
3.600%, 03/15/2051	65,000	52,416
GE HealthCare Technologies
6.377%, 11/22/2052 (A)	55,000	63,469
Gilead Sciences
4.750%, 03/01/2046	5,000	4,854
4.600%, 09/01/2035	80,000	79,623
4.500%, 02/01/2045	30,000	28,209
4.150%, 03/01/2047	15,000	13,427
2.800%, 10/01/2050	70,000	48,911
HCA
5.250%, 06/15/2049	55,000	50,307
5.125%, 06/15/2039	35,000	32,972
4.625%, 03/15/2052 (A)	99,000	83,546

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
4.375%, 03/15/2042 (A)	$20,000	$17,014
3.500%, 07/15/2051	28,000	19,639
Kaiser Foundation Hospitals
4.150%, 05/01/2047	55,000	50,479
3.266%, 11/01/2049	50,000	39,047
3.002%, 06/01/2051	115,000	85,444
2.810%, 06/01/2041	85,000	65,654
Merck
2.350%, 06/24/2040	5,000	3,712
New York and Presbyterian Hospital
2.606%, 08/01/2060	15,000	9,227
2.256%, 08/01/2040	15,000	10,630
Northwell Healthcare
4.260%, 11/01/2047	30,000	25,626
Novartis Capital
4.400%, 05/06/2044	30,000	29,802
2.750%, 08/14/2050	90,000	67,449
Pfizer
2.550%, 05/28/2040	115,000	88,626
Roche Holdings
2.607%, 12/13/2051 (A)	171,000	120,638
Sutter Health
3.361%, 08/15/2050	35,000	26,548
Thermo Fisher Scientific
2.800%, 10/15/2041	80,000	62,813
UnitedHealth Group
6.050%, 02/15/2063	65,000	76,027
5.875%, 02/15/2053	120,000	137,542
4.950%, 05/15/2062	20,000	20,162
4.750%, 05/15/2052	95,000	94,104
3.250%, 05/15/2051	173,000	135,391
3.050%, 05/15/2041	240,000	191,838

		3,780,967

INDUSTRIALS — 8.0%
AerCap Ireland Capital DAC
3.850%, 10/29/2041	55,000	42,770
3.300%, 01/30/2032	225,000	188,512

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Boeing
5.930%, 05/01/2060	$35,000	$35,698
5.805%, 05/01/2050	390,000	398,311
5.705%, 05/01/2040	505,000	516,884
Burlington Northern Santa Fe
4.150%, 04/01/2045	270,000	246,978
2.875%, 06/15/2052	80,000	57,730
Canadian Pacific Railway
6.125%, 09/15/2115	85,000	93,219
3.100%, 12/02/2051	90,000	66,495
3.000%, 12/02/2041	50,000	39,654
Carrier Global
3.577%, 04/05/2050	65,000	50,613
3.377%, 04/05/2040	80,000	64,398
Caterpillar
4.750%, 05/15/2064	80,000	81,288
CSX
4.500%, 11/15/2052	115,000	106,695
General Dynamics
2.850%, 06/01/2041	30,000	23,990
Lockheed Martin
5.900%, 11/15/2063	35,000	41,002
5.700%, 11/15/2054	50,000	56,780
4.500%, 05/15/2036	85,000	84,648
Norfolk Southern
4.550%, 06/01/2053	10,000	9,330
Northrop Grumman
4.030%, 10/15/2047	240,000	212,029
Raytheon Technologies
4.500%, 06/01/2042	445,000	427,021
3.030%, 03/15/2052	185,000	136,445
Union Pacific
3.799%, 10/01/2051	155,000	132,665
3.500%, 02/14/2053	35,000	28,287
3.375%, 02/14/2042	20,000	16,874
2.973%, 09/16/2062	135,000	92,985

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Union Pacific MTN
3.550%, 08/15/2039	$30,000	$26,244

		3,277,545

INFORMATION TECHNOLOGY — 7.2%
Analog Devices
2.950%, 10/01/2051	80,000	58,785
2.800%, 10/01/2041	80,000	62,024
Apple
3.850%, 05/04/2043	30,000	27,246
2.650%, 02/08/2051	265,000	187,500
2.375%, 02/08/2041	620,000	461,952
Broadcom
3.500%, 02/15/2041 (A)	90,000	68,824
Intel
5.050%, 08/05/2062	70,000	65,495
4.900%, 08/05/2052	150,000	141,514
4.750%, 03/25/2050	35,000	32,345
3.734%, 12/08/2047	85,000	67,538
KLA
4.950%, 07/15/2052	65,000	65,348
Microsoft
3.450%, 08/08/2036	115,000	106,642
3.041%, 03/17/2062	150,000	113,585
2.921%, 03/17/2052	310,000	236,968
NVIDIA
3.500%, 04/01/2040	50,000	43,480
3.500%, 04/01/2050	20,000	16,365
Oracle
6.900%, 11/09/2052	290,000	335,313
6.250%, 11/09/2032	30,000	32,618
4.125%, 05/15/2045	150,000	121,635
4.000%, 11/15/2047	20,000	15,862
3.950%, 03/25/2051	100,000	77,824
3.650%, 03/25/2041	290,000	229,510
3.600%, 04/01/2050	20,000	14,723
Salesforce
3.050%, 07/15/2061	35,000	24,165
2.900%, 07/15/2051	85,000	60,716

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
2.700%, 07/15/2041	$105,000	$79,238
Visa
2.700%, 04/15/2040	215,000	171,746

		2,918,961

MATERIALS — 1.4%
Celanese US Holdings
6.379%, 07/15/2032	70,000	70,532
Freeport-McMoRan
5.450%, 03/15/2043	206,000	200,438
5.400%, 11/14/2034	4,000	3,988
International Flavors & Fragrances
5.000%, 09/26/2048	20,000	18,639
3.468%, 12/01/2050 (A)	159,000	117,715
3.268%, 11/15/2040 (A)	125,000	95,787
Minera Mexico
4.500%, 01/26/2050 (A)	100,000	80,793

		587,892

REAL ESTATE — 2.5%
Agree
2.900%, 10/01/2030	20,000	17,046
2.600%, 06/15/2033	90,000	72,062
Alexandria Real Estate Equities
3.550%, 03/15/2052	100,000	76,431
American Homes 4 Rent
4.300%, 04/15/2052	55,000	44,812
3.625%, 04/15/2032	10,000	8,887
3.375%, 07/15/2051	20,000	13,788
Extra Space Storage
2.350%, 03/15/2032	35,000	27,787
Invitation Homes Operating Partnership
4.150%, 04/15/2032	5,000	4,591
Regency Centers
4.650%, 03/15/2049	120,000	103,510
Rexford Industrial Realty
2.150%, 09/01/2031	115,000	91,980
Spirit Realty
3.200%, 02/15/2031	220,000	185,868

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
Sun Communities Operating
5.700%, 01/15/2033	$35,000	$35,652
4.200%, 04/15/2032	135,000	123,857
2.700%, 07/15/2031	85,000	70,077
VICI Properties
5.625%, 05/15/2052	130,000	122,075

		998,423

UTILITIES — 12.1%
AEP Texas
3.450%, 01/15/2050	115,000	88,828
AEP Transmission
3.650%, 04/01/2050	65,000	53,471
Ameren Illinois
5.900%, 12/01/2052	35,000	40,677
4.500%, 03/15/2049	115,000	111,618
American Water Capital
3.450%, 05/01/2050	80,000	62,943
Arizona Public Service
3.500%, 12/01/2049	35,000	25,704
Baltimore Gas and Electric
2.900%, 06/15/2050	85,000	61,260
Berkshire Hathaway Energy
4.250%, 10/15/2050	65,000	57,659
CenterPoint Energy Houston Electric
3.600%, 03/01/2052	35,000	28,998
Commonwealth Edison
3.000%, 03/01/2050	120,000	88,109
Consolidated Edison of New York
6.150%, 11/15/2052	45,000	52,333
Constellation Energy Generation
6.250%, 10/01/2039	63,000	67,981
5.750%, 10/01/2041	50,000	50,872
5.600%, 06/15/2042	200,000	202,638
Consumers Energy
4.200%, 09/01/2052	20,000	18,263
2.500%, 05/01/2060	115,000	70,072
Dominion Energy
4.850%, 08/15/2052	20,000	18,833

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Duke Energy Carolinas
4.000%, 09/30/2042	$240,000	$210,570
3.550%, 03/15/2052	30,000	24,250
Duke Energy Florida
6.350%, 09/15/2037	150,000	171,794
Duke Energy Ohio
4.300%, 02/01/2049	170,000	147,531
East Ohio Gas
3.000%, 06/15/2050 (A)	115,000	78,615
Emera US Finance
4.750%, 06/15/2046	80,000	66,970
Entergy
3.750%, 06/15/2050	85,000	67,355
Entergy Arkansas
2.650%, 06/15/2051	140,000	93,152
Entergy Louisiana
4.750%, 09/15/2052	20,000	19,348
3.100%, 06/15/2041	120,000	95,385
Entergy Texas
5.000%, 09/15/2052	35,000	35,015
Exelon
4.950%, 06/15/2035	120,000	120,931
FirstEnergy Transmission
5.450%, 07/15/2044 (A)	50,000	49,311
4.550%, 04/01/2049 (A)	35,000	30,492
Florida Power & Light
4.125%, 02/01/2042	120,000	109,857
Georgia Power
3.700%, 01/30/2050	90,000	71,686
MidAmerican Energy
3.150%, 04/15/2050	80,000	61,481
Monongahela Power
5.400%, 12/15/2043 (A)	85,000	87,063
Nevada Power
5.900%, 05/01/2053	35,000	40,030
NiSource
4.375%, 05/15/2047	80,000	71,979
Northern States Power
4.500%, 06/01/2052	35,000	33,888

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
2.900%, 03/01/2050	$90,000	$65,682
NSTAR Electric
4.950%, 09/15/2052	50,000	51,436
Oglethorpe Power
5.375%, 11/01/2040	120,000	115,482
4.500%, 04/01/2047 (A)	55,000	47,091
3.750%, 08/01/2050	255,000	197,947
Oncor Electric Delivery
7.250%, 01/15/2033	120,000	145,892
5.300%, 06/01/2042	155,000	164,079
4.950%, 09/15/2052	30,000	30,588
3.700%, 05/15/2050	200,000	169,401
Pacific Gas and Electric
6.750%, 01/15/2053	110,000	115,335
4.950%, 07/01/2050	35,000	29,219
4.500%, 07/01/2040	90,000	74,076
4.200%, 06/01/2041	85,000	67,464
3.500%, 08/01/2050	115,000	77,497
3.300%, 08/01/2040	20,000	14,354
PacifiCorp
6.000%, 01/15/2039	80,000	87,600
3.300%, 03/15/2051	90,000	69,801
PECO Energy 4.375%, 08/15/2052	35,000	33,267
Potomac Electric Power 4.150%, 03/15/2043	85,000	77,145
PPL Electric Utilities 3.000%, 10/01/2049	115,000	86,157
Public Service of Colorado 6.250%, 09/01/2037	90,000	102,575
2.700%, 01/15/2051	80,000	55,698
San Diego Gas & Electric 3.320%, 04/15/2050	30,000	22,973
Sempra Energy 4.000%, 02/01/2048	20,000	16,824
3.800%, 02/01/2038	80,000	70,095
Southern California Edison 3.650%, 02/01/2050	150,000	117,976

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Tucson Electric Power
4.000%, 06/15/2050	$5,000	$4,052

		4,896,668

TOTAL CORPORATE OBLIGATIONS (Cost $35,360,626)		33,040,084

U.S. TREASURY OBLIGATIONS — 7.4%

U.S. Treasury Bonds
4.000%, 11/15/2042	140,000	144,659
3.000%, 08/15/2052	2,370,000	2,098,191
U.S. Treasury Note
4.125%, 11/15/2032	735,000	773,588

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,880,561)		3,016,438

MUNICIPAL BONDS — 5.3%

CALIFORNIA — 2.0%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100,000	121,750
California State, GO
7.600%, 11/01/2040	100,000	135,515
7.550%, 04/01/2039	230,000	305,290
Regents of the University of California Medical Center Pooled Revenue, Ser H, GO
6.548%, 05/15/2048	100,000	121,316
San Diego County, Water Authority, RB
6.138%, 05/01/2049	110,000	129,630

		813,501

NEW JERSEY — 1.1%
New Jersey, Turnpike Authority, RB
7.414%, 01/01/2040	350,000	456,723

NEW YORK — 0.4%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	150,000	144,282

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — continued

	Face Amount	Value
TEXAS — 1.8%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	$257,000	$283,588
Grand Parkway Transportation, Sub-Ser E, RB
5.184%, 10/01/2042	125,000	136,298
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	127,963
Texas State, GO
5.517%, 04/01/2039	165,000	185,916

		733,765

TOTAL MUNICIPAL BONDS (Cost $2,341,402)		2,148,271

SOVEREIGN DEBT — 2.3%

Indonesia Government International Bond
5.450%, 09/20/2052	20,000	20,636
4.650%, 09/20/2032	50,000	50,090
Mexico Government International Bond
6.350%, 02/09/2035	45,000	47,957
5.750%, 10/12/2110	155,000	139,806
5.000%, 04/27/2051	155,000	133,869
4.500%, 01/31/2050	5,000	4,057
4.400%, 02/12/2052	50,000	39,299
4.280%, 08/14/2041	55,000	45,283
Panama Government International Bond
4.500%, 04/16/2050	45,000	35,374
3.870%, 07/23/2060	90,000	60,296
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	20,000	15,649
Philippine Government International Bond
5.950%, 10/13/2047	35,000	38,568
5.609%, 04/13/2033	30,000	32,236
3.200%, 07/06/2046	105,000	79,063
2.950%, 05/05/2045	65,000	47,861

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Long Duration U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

SOVEREIGN DEBT — continued

	Face Amount	Value
Uruguay Government International Bond 5.100%, 06/18/2050	$120,000	$121,813

TOTAL SOVEREIGN DEBT (Cost $983,666)		911,857

TOTAL INVESTMENTS— 96.5% (Cost $41,566,255)		$39,116,650

Percentages are based on Net Assets of $40,514,795.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2023, the value of these securities amounted to $2,448,023, representing 6.0% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

SOFR — Secured Overnight Financing Rate

Ser — Series

USD — U.S. Dollar

As of January 31, 2023, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 92.8%

	Face Amount	Value
COMMUNICATION SERVICES — 6.5%
Alphabet
1.900%, 08/15/2040	$60,000	$42,234
America Movil
4.375%, 04/22/2049	25,000	22,695
3.625%, 04/22/2029	30,000	28,024
AT&T
3.800%, 12/01/2057	50,000	38,015
3.650%, 09/15/2059	40,000	29,307
3.550%, 09/15/2055	75,000	54,990
2.550%, 12/01/2033	140,000	113,099
Charter Communications Operating
6.384%, 10/23/2035	30,000	30,565
4.908%, 07/23/2025	40,000	39,796
4.800%, 03/01/2050	15,000	11,782
3.900%, 06/01/2052	15,000	10,203
3.700%, 04/01/2051	5,000	3,309
3.500%, 06/01/2041	10,000	7,003
Comcast
3.969%, 11/01/2047	30,000	25,911
3.950%, 10/15/2025	40,000	39,460
3.400%, 04/01/2030	20,000	18,779
3.375%, 08/15/2025	40,000	38,914
3.150%, 03/01/2026	40,000	38,618
2.937%, 11/01/2056	40,000	27,325
2.887%, 11/01/2051	40,000	27,908
Fox
4.030%, 01/25/2024	40,000	39,596
Meta Platforms
4.450%, 08/15/2052	75,000	65,477
Paramount Global
5.850%, 09/01/2043	85,000	75,731
4.375%, 03/15/2043	5,000	3,690
Sprint Spectrum
4.738%, 03/20/2025 (A)	8,125	8,054
Time Warner Cable
7.300%, 07/01/2038	10,000	10,734
6.750%, 06/15/2039	10,000	10,287
6.550%, 05/01/2037	40,000	40,767
5.875%, 11/15/2040	10,000	9,418

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
COMMUNICATION SERVICES (continued)
4.500%, 09/15/2042	$10,000	$7,934
T-Mobile USA
5.800%, 09/15/2062	20,000	20,987
3.500%, 04/15/2025	90,000	87,411
Verizon Communications
3.550%, 03/22/2051	20,000	15,532
3.400%, 03/22/2041	185,000	148,950
Vodafone Group
5.000%, 05/30/2038	10,000	9,871
Walt Disney
6.650%, 11/15/2037	10,000	11,813
6.550%, 03/15/2033	20,000	22,947
4.625%, 03/23/2040	10,000	9,851
3.600%, 01/13/2051	25,000	20,648
3.500%, 05/13/2040	5,000	4,281
2.750%, 09/01/2049	20,000	14,269
2.000%, 09/01/2029	40,000	34,569
Warnermedia Holdings
5.050%, 03/15/2042 (A)	30,000	25,614

		1,346,368

CONSUMER DISCRETIONARY — 3.4%
Amazon.com
3.950%, 04/13/2052	35,000	30,960
3.875%, 08/22/2037	30,000	27,924
3.100%, 05/12/2051	40,000	30,412
1.650%, 05/12/2028	40,000	35,270
Aptiv
2.396%, 02/18/2025	50,000	47,683
BMW US Capital
3.900%, 04/09/2025 (A)	40,000	39,384
General Motors
6.250%, 10/02/2043	10,000	9,963
5.150%, 04/01/2038	20,000	18,217
General Motors Financial
3.100%, 01/12/2032	80,000	66,319
Home Depot
4.500%, 09/15/2032	75,000	75,907
3.900%, 06/15/2047	5,000	4,417

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
3.625%, 04/15/2052	$55,000	$45,897
3.500%, 09/15/2056	30,000	24,377
3.350%, 04/15/2050	25,000	20,007
Lowe’s
5.625%, 04/15/2053	90,000	92,951
4.250%, 04/01/2052	25,000	21,243
Massachusetts Institute of Technology
5.600%, 07/01/2111	50,000	56,749
Northwestern University
3.662%, 12/01/2057	10,000	8,503
University of Notre Dame du Lac
3.394%, 02/15/2048	20,000	16,710
University of Southern California
5.250%, 10/01/2111	20,000	20,788
Volkswagen Group of America Finance
4.625%, 11/13/2025 (A)	10,000	9,893

		703,574

CONSUMER STAPLES — 5.7%
7-Eleven
1.800%, 02/10/2031 (A)	60,000	47,803
1.300%, 02/10/2028 (A)	70,000	59,601
Alimentation Couche-Tard
2.950%, 01/25/2030 (A)	30,000	26,229
Anheuser-Busch
4.900%, 02/01/2046	30,000	29,294
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	25,000	26,800
4.600%, 04/15/2048	84,000	79,494
BAT Capital
7.750%, 10/19/2032	15,000	16,739
4.390%, 08/15/2037	70,000	57,668
3.222%, 08/15/2024	90,000	87,580
3.215%, 09/06/2026	120,000	113,119
2.259%, 03/25/2028	80,000	68,761
JBS USA LUX
5.750%, 04/01/2033 (A)	170,000	167,319
3.000%, 02/02/2029 (A)	45,000	38,784

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES (continued)
Kraft Heinz Foods
5.200%, 07/15/2045	$15,000	$14,656
4.875%, 10/01/2049	59,000	55,200
4.375%, 06/01/2046	10,000	8,738
Mars
3.950%, 04/01/2049 (A)	20,000	17,589
Mondelez International
1.875%, 10/15/2032	20,000	15,927
Nestle Holdings
4.000%, 09/24/2048 (A)	10,000	9,050
Philip Morris International
5.750%, 11/17/2032	45,000	47,387
5.625%, 11/17/2029	75,000	78,333
5.125%, 11/17/2027	40,000	40,871
Reynolds American
4.450%, 06/12/2025	80,000	78,530

		1,185,472

ENERGY — 7.0%
BP Capital Markets America
3.379%, 02/08/2061	10,000	7,487
3.060%, 06/17/2041	30,000	23,934
3.001%, 03/17/2052	40,000	28,825
3.000%, 02/24/2050	15,000	10,946
2.939%, 06/04/2051	15,000	10,726
2.772%, 11/10/2050	20,000	13,878
Chevron USA
3.250%, 10/15/2029	70,000	66,071
Columbia Pipeline Group
5.800%, 06/01/2045	20,000	21,142
Devon Energy
5.600%, 07/15/2041	10,000	9,909
Diamondback Energy
6.250%, 03/15/2033	35,000	37,276
Enbridge
2.150%, 02/16/2024	95,000	92,234
Energy Transfer
6.125%, 12/15/2045	40,000	39,983
5.550%, 02/15/2028	75,000	76,512

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
5.400%, 10/01/2047	$30,000	$27,604
5.350%, 05/15/2045	10,000	9,124
5.300%, 04/15/2047	10,000	9,062
4.950%, 06/15/2028	60,000	59,667
4.000%, 10/01/2027	30,000	28,715
Enterprise Products Operating
3.750%, 02/15/2025	50,000	49,219
EOG Resources
4.375%, 04/15/2030	30,000	29,932
Equities
7.000%, 02/01/2030	25,000	26,590
3.625%, 05/15/2031 (A)	40,000	35,022
Exxon Mobil
4.227%, 03/19/2040	5,000	4,779
3.452%, 04/15/2051	40,000	32,616
3.095%, 08/16/2049	15,000	11,533
Hess
4.300%, 04/01/2027	60,000	58,790
Marathon Petroleum
4.700%, 05/01/2025	90,000	89,893
Midwest Connector Capital
3.900%, 04/01/2024 (A)	80,000	78,141
MPLX
4.500%, 04/15/2038	30,000	27,321
1.750%, 03/01/2026	85,000	77,375
Sabal Trail Transmission
4.246%, 05/01/2028 (A)	90,000	85,241
Sabine Pass Liquefaction
5.900%, 09/15/2037 (A)	45,000	46,639
Spectra Energy Partners
3.375%, 10/15/2026	40,000	38,088
Tennessee Gas Pipeline
7.000%, 10/15/2028	30,000	32,757
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	10,000	8,591
TotalEnergies Capital International
3.461%, 07/12/2049	35,000	28,276
3.127%, 05/29/2050	50,000	38,205
2.986%, 06/29/2041	30,000	24,022

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY (continued)
Williams
5.800%, 11/15/2043	$30,000	$30,570
2.600%, 03/15/2031	30,000	25,414

		1,452,109

FINANCIALS — 27.8%
American International Group
4.375%, 06/30/2050	35,000	31,896
ANZ New Zealand Int’l
1.250%, 06/22/2026 (A)	100,000	88,929
ASB Bank
1.625%, 10/22/2026 (A)	70,000	62,346
BAE Systems Holdings
3.850%, 12/15/2025 (A)	10,000	9,757
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	70,000	63,496
Banco Santander
2.706%, 06/27/2024	120,000	116,279
Bank of America
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	35,000	28,158
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	35,000	28,984
Bank of America MTN
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	150,000	150,376
4.183%, 11/25/2027	90,000	88,425
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025 (B)	300,000	294,246
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	20,000	17,057
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	130,000	95,995
Barclays
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025 (B)	80,000	78,407
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	25,000	19,037
BNP Paribas
5.125%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 01/13/2029 (A),(B)	65,000	65,503
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A),(B)	60,000	55,931
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A),(B)	100,000	89,554

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
BPCE
1.652%, U.S. SOFR + 1.520%, 10/06/2026 (A),(B)	$50,000	$45,089
Citigroup
5.500%, 09/13/2025	50,000	50,740
4.300%, 11/20/2026	10,000	9,832
3.887%, ICE LIBOR USD 3 Month + 1.563%, 01/10/2028 (B)	10,000	9,609
3.200%, 10/21/2026	20,000	18,946
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (B)	10,000	8,791
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	30,000	22,468
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	35,000	29,166
Corebridge Financial
3.900%, 04/05/2032 (A)	40,000	36,423
3.850%, 04/05/2029 (A)	75,000	70,284
3.500%, 04/04/2025 (A)	65,000	62,841
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A),(B)	70,000	62,506
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A),(B)	25,000	28,109
Credit Suisse NY
4.750%, 08/09/2024	145,000	140,740
Credit Suisse NY MTN
3.700%, 02/21/2025	105,000	98,879
Deutsche Bank NY
0.962%, 11/08/2023	70,000	67,886
0.898%, 05/28/2024	90,000	85,186
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	110,000	103,913
GA Global Funding Trust
3.850%, 04/11/2025 (A)	90,000	86,856
2.250%, 01/06/2027 (A)	10,000	8,989
1.950%, 09/15/2028 (A)	80,000	68,105
1.000%, 04/08/2024 (A)	100,000	94,444
Goldman Sachs Group
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	20,000	18,483
3.800%, 03/15/2030	5,000	4,697

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
3.500%, 01/23/2025	$50,000	$48,715
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	30,000	24,153
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	65,000	51,049
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	70,000	64,164
2.600%, 02/07/2030	10,000	8,697
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	5,000	4,003
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	100,000	89,487
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	150,000	134,267
Goldman Sachs Group MTN
3.850%, 07/08/2024	40,000	39,433
Guardian Life Global Funding
1.400%, 07/06/2027 (A)	20,000	17,534
Huntington Bancshares
4.000%, 05/15/2025	40,000	39,358
ING Groep
4.625%, 01/06/2026 (A)	50,000	49,869
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	5,000	4,660
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	85,000	82,659
3.550%, 04/09/2024	70,000	68,805
JPMorgan Chase
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	90,000	88,155
4.250%, 10/01/2027	30,000	29,631
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	60,000	51,158
3.875%, 09/10/2024	10,000	9,849
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	30,000	22,866
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025 (B)	50,000	48,922
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	80,000	69,317
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	40,000	32,145
KeyBank
4.150%, 08/08/2025	70,000	69,173
Lloyds Banking Group
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	30,000	29,311
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (B)	105,000	103,552
Macquarie Group MTN
6.207%, 11/22/2024 (A)	105,000	107,015

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
MetLife
5.250%, 01/15/2054	$35,000	$36,446
Morgan Stanley
5.948%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.430%, 01/19/2038 (B)	35,000	35,655
5.123%, U.S. SOFR + 1.730%, 02/01/2029 (B)	45,000	45,487
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	80,000	77,758
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	65,000	51,997
Morgan Stanley MTN
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	60,000	54,718
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (B)	100,000	93,948
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A),(B)	80,000	72,896
New York Life Global Funding
1.850%, 08/01/2031 (A)	40,000	32,849
PNC Financial Services Group
5.068%, U.S. SOFR + 1.933%, 01/24/2034 (B)	20,000	20,165
2.600%, 07/23/2026	130,000	122,214
RGA Global Funding
2.700%, 01/18/2029 (A)	65,000	57,218
Royal Bank of Canada MTN
2.300%, 11/03/2031	30,000	24,892
S&P Global
2.900%, 03/01/2032 (A)	85,000	75,280
2.450%, 03/01/2027 (A)	40,000	37,180
Santander UK Group Holdings
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	75,000	77,591
State Street
4.821%, U.S. SOFR + 1.567%, 01/26/2034 (B)	5,000	5,027
SVB Financial Group
1.800%, 10/28/2026	50,000	44,250
Truist Bank
3.200%, 04/01/2024	110,000	108,199
2.250%, 03/11/2030	10,000	8,414
Truist Financial MTN
5.122%, U.S. SOFR + 1.852%, 01/26/2034 (B)	15,000	15,188
4.873%, U.S. SOFR + 1.435%, 01/26/2029 (B)	70,000	70,322
2.850%, 10/26/2024	40,000	38,972

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS (continued)
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A),(B)	$175,000	$172,670
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A),(B)	45,000	44,306
4.125%, 09/24/2025 (A)	20,000	19,592
US Bancorp
2.491%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 0.950%, 11/03/2036 (B)	60,000	47,865
Wells Fargo MTN
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	20,000	19,920
4.650%, 11/04/2044	40,000	36,884
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	35,000	32,646
4.400%, 06/14/2046	15,000	13,251
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	80,000	75,734
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	120,000	108,734
Westpac Banking
1.953%, 11/20/2028	15,000	13,192

		5,796,765

HEALTH CARE — 9.1%
Abbott Laboratories
4.900%, 11/30/2046	10,000	10,437
AbbVie
4.850%, 06/15/2044	20,000	19,455
4.550%, 03/15/2035	10,000	9,819
4.250%, 11/21/2049	138,000	123,623
4.050%, 11/21/2039	56,000	50,465
2.950%, 11/21/2026	170,000	161,268
Amgen
4.875%, 03/01/2053	22,000	20,890
4.400%, 05/01/2045	15,000	13,397
4.200%, 02/22/2052	10,000	8,557
3.350%, 02/22/2032	15,000	13,586
AstraZeneca
3.375%, 11/16/2025	30,000	29,297
Astrazeneca Finance
1.750%, 05/28/2028	90,000	79,220
1.200%, 05/28/2026	70,000	63,259

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
Boston Scientific
3.450%, 03/01/2024	$31,000	$30,543
Bristol-Myers Squibb
4.550%, 02/20/2048	24,000	23,342
3.700%, 03/15/2052	35,000	29,564
2.550%, 11/13/2050	25,000	17,037
Centene
3.000%, 10/15/2030	225,000	192,330
2.500%, 03/01/2031	30,000	24,553
CVS Health
3.000%, 08/15/2026	40,000	37,830
Elevance Health
6.100%, 10/15/2052	55,000	62,887
3.650%, 12/01/2027	70,000	67,547
Gilead Sciences
4.000%, 09/01/2036	30,000	27,995
2.800%, 10/01/2050	15,000	10,481
HCA
5.250%, 06/15/2049	20,000	18,293
5.125%, 06/15/2039	5,000	4,710
3.625%, 03/15/2032 (A)	52,000	46,079
Kaiser Foundation Hospitals
4.150%, 05/01/2047	30,000	27,534
Northwell Healthcare
4.260%, 11/01/2047	10,000	8,542
PerkinElmer
0.850%, 09/15/2024	70,000	65,484
Smith & Nephew
2.032%, 10/14/2030	40,000	32,663
Thermo Fisher Scientific
1.750%, 10/15/2028	20,000	17,429
1.215%, 10/18/2024	220,000	207,776
UnitedHealth Group
6.050%, 02/15/2063	35,000	40,937
5.875%, 02/15/2053	115,000	131,811
4.750%, 05/15/2052	15,000	14,859
3.700%, 12/15/2025	30,000	29,539
3.500%, 02/15/2024	70,000	69,146
3.250%, 05/15/2051	10,000	7,826

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
HEALTH CARE (continued)
2.300%, 05/15/2031	$55,000	$47,306

		1,897,316

INDUSTRIALS — 9.4%
AerCap Ireland Capital DAC
3.400%, 10/29/2033	35,000	28,645
3.300%, 01/30/2032	35,000	29,324
3.000%, 10/29/2028	60,000	52,780
2.450%, 10/29/2026	40,000	35,957
1.650%, 10/29/2024	110,000	102,992
1.150%, 10/29/2023	120,000	116,419
Boeing
5.805%, 05/01/2050	115,000	117,451
5.150%, 05/01/2030	60,000	60,498
5.040%, 05/01/2027	190,000	192,007
3.250%, 02/01/2028	30,000	28,302
3.100%, 05/01/2026	60,000	57,084
2.196%, 02/04/2026	110,000	101,568
Burlington Northern Santa Fe
4.150%, 04/01/2045	60,000	54,884
Canadian Pacific Railway
6.125%, 09/15/2115	30,000	32,901
3.100%, 12/02/2051	25,000	18,471
Carrier Global
2.242%, 02/15/2025	7,000	6,646
CSX
4.100%, 11/15/2032	100,000	97,163
Honeywell International
5.000%, 02/15/2033	90,000	94,782
John Deere Capital MTN
2.650%, 06/24/2024	20,000	19,463
1.250%, 01/10/2025	115,000	108,165
Lockheed Martin
5.900%, 11/15/2063	10,000	11,715
5.700%, 11/15/2054	25,000	28,390
Norfolk Southern
4.550%, 06/01/2053	5,000	4,665
Northrop Grumman
2.930%, 01/15/2025	90,000	87,161

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS (continued)
Raytheon Technologies
4.450%, 11/16/2038	$30,000	$28,948
3.950%, 08/16/2025	70,000	69,146
Regal Rexnord
6.400%, 04/15/2033 (A)	40,000	40,962
6.300%, 02/15/2030 (A)	100,000	101,814
6.050%, 02/15/2026 (A)	60,000	60,901
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	100,000	88,628
Union Pacific
3.500%, 02/14/2053	20,000	16,164
3.375%, 02/14/2042	10,000	8,437
Union Pacific MTN
3.550%, 08/15/2039	5,000	4,374
United Airlines Class AA Pass Through Trust
4.150%, 08/25/2031	29,306	26,824

		1,933,631

INFORMATION TECHNOLOGY — 6.3%
Adobe
2.150%, 02/01/2027	110,000	102,278
Analog Devices
1.700%, 10/01/2028	40,000	34,798
Apple
3.250%, 02/23/2026	50,000	48,576
3.000%, 02/09/2024	90,000	88,489
2.650%, 02/08/2051	120,000	84,906
2.375%, 02/08/2041	80,000	59,607
Broadcom
3.419%, 04/15/2033 (A)	100,000	83,926
3.137%, 11/15/2035 (A)	30,000	23,289
2.450%, 02/15/2031 (A)	60,000	49,278
Fidelity National Information Services
5.100%, 07/15/2032	90,000	90,361
Fiserv
3.200%, 07/01/2026	20,000	19,008
Intel
4.900%, 08/05/2052	60,000	56,605

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Mastercard
3.300%, 03/26/2027	$30,000	$29,156
Microsoft
2.921%, 03/17/2052	70,000	53,509
2.525%, 06/01/2050	20,000	14,258
2.400%, 08/08/2026	40,000	37,737
Oracle
6.900%, 11/09/2052	30,000	34,688
6.250%, 11/09/2032	165,000	179,397
4.000%, 11/15/2047	5,000	3,966
3.950%, 03/25/2051	20,000	15,565
3.850%, 07/15/2036	70,000	60,368
3.650%, 03/25/2041	25,000	19,785
3.600%, 04/01/2050	5,000	3,681
QUALCOMM
1.650%, 05/20/2032	20,000	16,063
Salesforce
2.900%, 07/15/2051	30,000	21,429
Vontier
2.950%, 04/01/2031	90,000	69,933

		1,300,656

MATERIALS — 1.5%
Celanese US Holdings
6.165%, 07/15/2027	90,000	91,153
Eagle Materials
2.500%, 07/01/2031	30,000	24,511
Freeport-McMoRan
5.250%, 09/01/2029	67,000	66,464
4.625%, 08/01/2030	21,000	20,173
4.250%, 03/01/2030	10,000	9,353
International Flavors & Fragrances
3.268%, 11/15/2040 (A)	45,000	34,483
Minera Mexico
4.500%, 01/26/2050 (A)	30,000	24,238
PPG Industries
1.200%, 03/15/2026	50,000	45,021

		315,396

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 6.9%
Agree
4.800%, 10/01/2032	$65,000	$62,932
2.000%, 06/15/2028	80,000	68,313
Alexandria Real Estate Equities
3.550%, 03/15/2052	35,000	26,751
Equinix
2.625%, 11/18/2024	160,000	153,701
Extra Space Storage
3.900%, 04/01/2029	80,000	74,120
Invitation Homes Operating Partnership
2.300%, 11/15/2028	70,000	59,730
Mid-America Apartments
1.100%, 09/15/2026	50,000	44,231
Ontario Teachers’ Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	80,000	62,621
Prologis
2.250%, 01/15/2032	25,000	20,915
Public Storage
1.950%, 11/09/2028	60,000	52,692
Regency Centers
4.650%, 03/15/2049	25,000	21,565
Rexford Industrial Realty
2.150%, 09/01/2031	35,000	27,994
Scentre Group Trust 1
3.750%, 03/23/2027 (A)	10,000	9,414
3.500%, 02/12/2025 (A)	20,000	19,298
3.250%, 10/28/2025 (A)	10,000	9,488
Simon Property Group
2.450%, 09/13/2029	50,000	43,404
1.750%, 02/01/2028	15,000	13,170
Spirit Realty
3.400%, 01/15/2030	20,000	17,340
3.200%, 02/15/2031	55,000	46,467
2.100%, 03/15/2028	40,000	33,816
Sun Communities Operating
2.300%, 11/01/2028	210,000	181,228
UDR MTN
3.500%, 01/15/2028	35,000	32,705

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE (continued)
VICI Properties
5.125%, 05/15/2032	$40,000	$38,499
4.950%, 02/15/2030	45,000	43,646
4.750%, 02/15/2028	140,000	136,216
4.625%, 12/01/2029 (A)	70,000	65,280
4.375%, 05/15/2025	40,000	39,141
4.125%, 08/15/2030 (A)	20,000	18,016

		1,422,693

UTILITIES — 9.2%
AES
3.300%, 07/15/2025 (A)	30,000	28,635
2.450%, 01/15/2031	10,000	8,275
Black Hills
4.350%, 05/01/2033	20,000	18,649
CenterPoint Energy Houston Electric
3.000%, 03/01/2032	25,000	22,452
2.900%, 07/01/2050	10,000	7,213
Cleco Corporate Holdings
3.375%, 09/15/2029	30,000	25,839
Commonwealth Edison
4.000%, 03/01/2049	20,000	17,311
3.200%, 11/15/2049	30,000	22,713
3.100%, 11/01/2024	20,000	19,444
3.000%, 03/01/2050	30,000	22,027
Constellation Energy Generation
6.250%, 10/01/2039	45,000	48,558
5.750%, 10/01/2041	50,000	50,872
5.600%, 06/15/2042	20,000	20,264
Consumers Energy
4.200%, 09/01/2052	10,000	9,132
3.500%, 08/01/2051	10,000	8,073
Dominion Energy
4.850%, 08/15/2052	10,000	9,416
3.375%, 04/01/2030	40,000	36,497
1.450%, 04/15/2026	140,000	126,423
DTE Energy
4.220%, 11/01/2024 (C)	105,000	103,790

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
Duke Energy Carolinas
2.850%, 03/15/2032	$45,000	$39,398
Duke Energy Ohio
4.300%, 02/01/2049	50,000	43,392
2.125%, 06/01/2030	20,000	16,924
Duke Energy Progress
4.100%, 05/15/2042	70,000	62,488
East Ohio Gas
3.000%, 06/15/2050 (A)	20,000	13,672
Entergy
2.950%, 09/01/2026	50,000	47,161
2.400%, 06/15/2031	40,000	33,083
Entergy Texas
3.550%, 09/30/2049	60,000	47,157
Eversource Energy
2.900%, 10/01/2024	50,000	48,658
Georgia Power
4.300%, 03/15/2043	60,000	53,285
Indiana Michigan Power
4.250%, 08/15/2048	10,000	8,695
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	30,000	25,506
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	60,000	50,809
MidAmerican Energy
3.150%, 04/15/2050	60,000	46,111
NextEra Energy Capital Holdings
4.450%, 06/20/2025	155,000	154,192
Oglethorpe Power
5.375%, 11/01/2040	70,000	67,364
5.250%, 09/01/2050	50,000	48,203
Oncor Electric Delivery
4.950%, 09/15/2052	15,000	15,294
3.750%, 04/01/2045	40,000	34,335
3.700%, 05/15/2050	10,000	8,470
Pacific Gas and Electric
6.750%, 01/15/2053	60,000	62,910
4.950%, 07/01/2050	5,000	4,174
4.500%, 07/01/2040	30,000	24,692

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES (continued)
4.200%, 06/01/2041	$5,000	$3,968
2.500%, 02/01/2031	30,000	24,240
2.100%, 08/01/2027	70,000	61,390
Public Service of Colorado
3.200%, 03/01/2050	30,000	23,233
Public Service of New Hampshire
5.150%, 01/15/2053	70,000	74,048
Puget Energy
2.379%, 06/15/2028	60,000	52,901
Sempra Energy
4.000%, 02/01/2048	5,000	4,206
3.800%, 02/01/2038	20,000	17,524
Southern
1.750%, 03/15/2028	30,000	25,939
Southern California Gas
6.350%, 11/15/2052	40,000	46,753
4.300%, 01/15/2049	10,000	8,775
Union Electric
4.000%, 04/01/2048	20,000	17,117

		1,921,650

TOTAL CORPORATE OBLIGATIONS (Cost $21,404,366)		19,275,630

U.S. TREASURY OBLIGATIONS — 6.2%

U.S. Treasury Bonds
4.000%, 11/15/2042	145,000	149,826
3.000%, 08/15/2052	665,000	588,733
U.S. Treasury Notes
4.500%, 11/15/2025	40,000	40,603
4.125%, 11/15/2032	385,000	405,213
3.875%, 01/15/2026	95,000	95,007

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
3.875%, 12/31/2029	$5,000	$5,097

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,273,221)		1,284,479

SOVEREIGN DEBT — 1.3%

Indonesia Government International Bond
4.650%, 09/20/2032	80,000	80,143
Israel Government International Bond
3.875%, 07/03/2050	20,000	17,060
Mexico Government International Bond
6.350%, 02/09/2035	30,000	31,971
5.000%, 04/27/2051	15,000	12,955
4.500%, 01/31/2050	30,000	24,341
Panama Government International Bond
3.160%, 01/23/2030	60,000	52,851
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	10,000	7,825
Philippine Government International Bond
5.609%, 04/13/2033	15,000	16,118
3.200%, 07/06/2046	30,000	22,590
2.950%, 05/05/2045	10,000	7,363

TOTAL SOVEREIGN DEBT (Cost $308,548)		273,217

MUNICIPAL BOND — 0.3%

CALIFORNIA — 0.3%
California State, GO
7.600%, 11/01/2040	50,000	67,757

TOTAL MUNICIPAL BOND (Cost $84,736)		67,757

TOTAL INVESTMENTS— 100.6% (Cost $23,070,871)		$20,901,083

Percentages	are based on Net Assets of $20,781,129.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America U.S. Credit Fund
January 31, 2023
(Unaudited)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2023, the value of these securities amounted to $3,312,141, representing 15.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

As of January 31, 2023, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America Retirement Income 2040 Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

Open-end Mutual Funds — 70.4%

	Shares	Value
Legal & General Cash Flow Matched Bond Fund ,*	1,188	$11,235
Legal & General Long Duration U.S. Credit Fund ,*	1,593	12,492
Legal & General MSCI World Index Fund ,*	2,948	26,507
Legal & General U.S. Credit Fund ,*	1,100	9,397

TOTAL EXCHANGE TRADED FUNDS (Cost $57,417)		59,631

TOTAL INVESTMENTS— 70.4% (Cost $57,417)		$59,631

Percentages are based on Net Assets of $84,735.

*	Affiliated investment.

The following is a summary of the transactions with affiliated investments for the period ended January 31, 2023 ($ Thousands):

Value at 10/31/22	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2023	Shares	Dividend Income

LGIM America Cash Flow Matched Bond Fund
$ 17,897	$ 2,553	$ (8,579)	$ 809	$ (1,445)	$ 11,235	1,188	$ 60
LGIM America Long Duration U.S. Credit Fund
19,920	3,309	(11,890)	4,896	(3,743)	12,492	1,593	148
LGIM America MSCI World Index Fund
75,641	5,005	(60,358)	12,247	(6,028)	26,507	2,947	196
LGIM America U.S. Credit Fund
12,568	4,464	(7,405)	1,643	(1,873)	9,397	1,099	76
Totals:
$126,026	$ 15,331	$ (88,232)	$ 19,595	$ (13,089)	$ 59,631	6,827	$ 480

Amounts designated as “—“ are $0 or have been rounded to $0.

As of January 31, 2023, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 95.7%

	Face Amount	Value

COMMUNICATION SERVICES — 8.7%
Alphabet
0.800%, 08/15/2027	$100,000	$86,968
AT&T
2.300%, 06/01/2027	225,000	205,492
Comcast
3.950%, 10/15/2025	100,000	98,650
NTT Finance
1.162%, 04/03/2026 (A)	200,000	179,463
Paramount Global
4.750%, 05/15/2025	167,000	165,817
Sky
3.750%, 09/16/2024 (A)	200,000	196,558
Verizon Communications
0.850%, 11/20/2025	400,000	361,909
0.750%, 03/22/2024	500,000	477,397
Walt Disney
1.750%, 08/30/2024	250,000	238,945
Warnermedia Holdings
3.755%, 03/15/2027 (A)	100,000	93,693

		2,104,892

CONSUMER DISCRETIONARY — 6.6%
Amazon.com
0.800%, 06/03/2025	200,000	184,380
BMW US Capital
0.750%, 08/12/2024 (A)	125,000	117,836
General Motors
4.000%, 04/01/2025	250,000	243,893
Home Depot
2.875%, 04/15/2027	150,000	142,332
Honda Motor
2.534%, 03/10/2027	100,000	93,283
Lowe’s
2.500%, 04/15/2026	300,000	282,775
McDonald’s MTN
1.450%, 09/01/2025	200,000	185,401
Starbucks
2.000%, 03/12/2027	100,000	91,133
Target
1.950%, 01/15/2027	200,000	184,577

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)
Toyota Motor Credit
5.450%, 11/10/2027	$50,000	$52,180

		1,577,790

CONSUMER STAPLES — 6.5%
Altria Group
2.350%, 05/06/2025	100,000	94,947
Cargill
3.625%, 04/22/2027 (A)	100,000	97,246
0.400%, 02/02/2024 (A)	100,000	95,470
Coca-Cola
1.450%, 06/01/2027	100,000	90,166
Diageo Capital
1.375%, 09/29/2025	200,000	184,413
Hormel Foods
0.650%, 06/03/2024	100,000	94,828
Mars
0.875%, 07/16/2026 (A)	200,000	176,691
McCormick
3.150%, 08/15/2024	150,000	146,086
PepsiCo
2.375%, 10/06/2026	150,000	141,656
Procter & Gamble
2.450%, 11/03/2026	200,000	188,379
Walmart
2.850%, 07/08/2024	250,000	244,677

		1,554,559

ENERGY — 4.2%
Chevron
1.141%, 05/11/2023	100,000	98,986
ConocoPhillips
3.350%, 11/15/2024	250,000	245,164
Enterprise Products Operating
3.950%, 02/15/2027	100,000	97,998
Kinder Morgan
4.300%, 06/01/2025	150,000	148,518
Sabine Pass Liquefaction
5.000%, 03/15/2027	120,000	120,217

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY (continued)
Shell International Finance BV
3.500%, 11/13/2023	$285,000	$282,091

		992,974

FINANCIALS — 30.3%
Aflac
2.875%, 10/15/2026	150,000	142,050
1.125%, 03/15/2026	100,000	90,222
American Express
5.850%, 11/05/2027	100,000	105,805
3.000%, 10/30/2024	100,000	97,278
Aon Global
3.500%, 06/14/2024	100,000	98,175
Bank of America MTN
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (B)	100,000	95,759
0.981%, U.S. SOFR + 0.910%, 09/25/2025 (B)	125,000	116,655
Bank of Montreal MTN
2.650%, 03/08/2027	125,000	116,340
Bank of Nova Scotia
0.400%, 09/15/2023	200,000	194,480
Berkshire Hathaway Finance
2.300%, 03/15/2027	150,000	141,264
Charles Schwab
3.850%, 05/21/2025	125,000	123,055
Citibank
3.650%, 01/23/2024	200,000	197,831
Citigroup
3.200%, 10/21/2026	250,000	236,821
Corebridge Financial
3.650%, 04/05/2027 (A)	175,000	167,250
European Investment Bank
0.375%, 07/24/2024	250,000	235,603
European Investment Bank MTN
3.125%, 12/14/2023	200,000	197,125
GA Global Funding Trust
0.800%, 09/13/2024 (A)	250,000	231,099
GATX
4.350%, 02/15/2024	100,000	99,042

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
Goldman Sachs Group
3.750%, 02/25/2026	$100,000	$97,679
3.625%, 02/20/2024	275,000	271,225
Inter-American Development Bank MTN
0.875%, 04/03/2025	300,000	279,414
International Bank for Reconstruction & Development
0.250%, 11/24/2023	350,000	337,249
Jackson Financial
1.125%, 11/22/2023	250,000	242,070
JPMorgan Chase
3.625%, 05/13/2024	200,000	197,998
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (B)	450,000	421,407
Kreditanstalt fuer Wiederaufbau
0.375%, 07/18/2025	350,000	320,131
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	200,000	197,095
MetLife
4.368%, 09/15/2023	100,000	100,000
Metropolitan Life Global Funding I MTN
0.700%, 09/27/2024 (A)	220,000	205,090
Morgan Stanley MTN
3.875%, 04/29/2024	200,000	197,799
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	200,000	193,223
New York Life Global Funding
2.350%, 07/14/2026 (A)	200,000	186,166
Northwestern Mutual Global Funding
1.750%, 01/11/2027 (A)	100,000	90,508
PNC Financial Services Group
1.150%, 08/13/2026	125,000	111,420
Royal Bank of Canada MTN
1.400%, 11/02/2026	100,000	89,008
S&P Global
2.450%, 03/01/2027 (A)	200,000	185,899
State Street
1.684%, U.S. SOFR + 0.560%, 11/18/2027 (B)	100,000	90,286
Toronto-Dominion Bank MTN
2.800%, 03/10/2027	200,000	187,661
1.950%, 01/12/2027	150,000	136,663

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS (continued)
US Bancorp
1.450%, 05/12/2025	$100,000	$93,601
Wells Fargo MTN
3.550%, 09/29/2025	100,000	97,221
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	250,000	236,669

		7,251,336

HEALTH CARE — 9.2%
Abbott Laboratories
3.750%, 11/30/2026	100,000	98,730
Amgen
2.200%, 02/21/2027	125,000	114,711
Astrazeneca Finance
0.700%, 05/28/2024	100,000	94,956
Bristol-Myers Squibb
0.750%, 11/13/2025	155,000	140,742
Cigna
4.125%, 11/15/2025	100,000	98,871
CVS Health
3.625%, 04/01/2027	150,000	145,002
Elevance Health
2.375%, 01/15/2025	100,000	95,562
0.450%, 03/15/2023	225,000	223,775
GE HealthCare Technologies
5.650%, 11/15/2027 (A)	150,000	155,305
Gilead Sciences
0.750%, 09/29/2023	150,000	145,860
Johnson & Johnson
0.550%, 09/01/2025	150,000	137,179
Kaiser Foundation Hospitals
3.150%, 05/01/2027	100,000	95,757
Merck
1.700%, 06/10/2027	125,000	112,928
Pfizer
3.400%, 05/15/2024	150,000	147,844
Thermo Fisher Scientific
4.800%, 11/21/2027	155,000	159,170

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE (continued)
UnitedHealth Group
3.700%, 12/15/2025	$250,000	$246,159

		2,212,551

INDUSTRIALS — 8.8%
Burlington Northern Santa Fe
3.650%, 09/01/2025	300,000	293,562
Canadian Pacific Railway
1.750%, 12/02/2026	325,000	294,197
Caterpillar Financial Services MTN
2.150%, 11/08/2024	175,000	168,277
Eaton
3.103%, 09/15/2027	100,000	94,696
John Deere Capital MTN
2.650%, 06/24/2024	270,000	262,744
Northrop Grumman
3.250%, 08/01/2023	250,000	248,191
Otis Worldwide
2.056%, 04/05/2025	100,000	94,331
Parker-Hannifin
4.250%, 09/15/2027	100,000	98,887
Raytheon Technologies
2.650%, 11/01/2026	300,000	282,308
Union Pacific
3.250%, 01/15/2025	100,000	97,758
Waste Management
0.750%, 11/15/2025	200,000	181,449

		2,116,400

INFORMATION TECHNOLOGY — 7.7%
Apple
2.450%, 08/04/2026	170,000	160,405
2.400%, 05/03/2023	200,000	198,786
Intel
3.750%, 08/05/2027	150,000	146,650
Mastercard
2.950%, 11/21/2026	100,000	95,809
Microsoft
2.400%, 08/08/2026	500,000	471,712

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
NVIDIA
0.584%, 06/14/2024	$100,000	$94,766
PayPal Holdings
2.650%, 10/01/2026	100,000	94,381
QUALCOMM
3.250%, 05/20/2027	100,000	96,379
Salesforce
0.625%, 07/15/2024	250,000	235,997
Texas Instruments
1.125%, 09/15/2026	185,000	166,071
Visa
3.150%, 12/14/2025	100,000	97,121

		1,858,077

MATERIALS — 0.4%
Ecolab
1.650%, 02/01/2027	100,000	90,237

REAL ESTATE — 7.1%
Alexandria Real Estate Equities
3.950%, 01/15/2027	200,000	195,009
ERP Operating
2.850%, 11/01/2026	250,000	235,164
Mid-America Apartments
1.100%, 09/15/2026	325,000	287,502
Prologis
2.125%, 04/15/2027	100,000	91,594
Public Storage
1.500%, 11/09/2026	300,000	271,397
Realty Income
4.625%, 11/01/2025	150,000	149,577
4.600%, 02/06/2024	100,000	99,614
Simon Property Group
2.000%, 09/13/2024	300,000	287,498
Spirit Realty
3.200%, 01/15/2027	100,000	91,175

		1,708,530

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — 6.2%
American Water Capital
2.950%, 09/01/2027	$100,000	$94,099
CMS Energy
2.950%, 02/15/2027	100,000	92,204
Connecticut Light and Power
3.200%, 03/15/2027	100,000	96,166
Duke Energy Florida
3.200%, 01/15/2027	150,000	144,125
Entergy Louisiana
0.950%, 10/01/2024	100,000	93,978
National Rural Utilities Cooperative Finance MTN
1.000%, 10/18/2024	250,000	234,183
NextEra Energy Capital Holdings
1.875%, 01/15/2027	125,000	112,867
Oncor Electric Delivery
2.750%, 06/01/2024	175,000	170,549
Public Service Electric and Gas MTN
2.250%, 09/15/2026	200,000	185,174
Southern California Gas
2.950%, 04/15/2027	175,000	165,621
Virginia Electric and Power
3.500%, 03/15/2027	100,000	96,525

		1,485,491

TOTAL CORPORATE OBLIGATIONS (Cost $24,095,598)		22,952,837

U.S. TREASURY OBLIGATION — 3.4%

U.S. Treasury Note
3.875%, 11/30/2027	800,000	809,375

TOTAL U.S. TREASURY OBLIGATION (Cost $802,631)		809,375

TOTAL INVESTMENTS— 99.1% (Cost $24,898,229)		$23,762,212

Percentages are based on Net Assets of $23,987,639.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Cash Flow Matched Bond Fund
January 31, 2023
(Unaudited)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2023, the value of these securities amounted to $2,375,369, representing 9.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

SOFR — Secured Overnight Financing Rate

USD — U.S. Dollar

The open futures contracts held by the Fund at January 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
U.S. 5-Year Treasury Note
	2	Apr-2023	$218,922	$218,484	$(438)

The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$22,952,837	$–	$22,952,837
U.S. Treasury Obligation	–	809,375	–	809,375

Total Investments in Securities	$–	$23,523,267	$–	$23,762,212

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	(438)	–	–	(438)

Total Other Financial Instruments	$(438)	$–	$–	$(438)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.2%

	Shares	Value
COMMUNICATION SERVICES — 6.5%
Activision Blizzard	327	$25,038
Adevinta, Cl B (A)	103	883
Alphabet, Cl A (A)	2,545	251,548
Alphabet, Cl C (A)	2,386	238,290
AT&T	3,086	62,862
Auto Trader Group (B)	384	2,979
BCE	29	1,371
Bezeq The Israeli Telecommunication	1,048	1,737
Bollore	355	1,986
BT Group, Cl A	2,950	4,545
Cameco	159	4,449
Capcom	100	3,240
Cellnex Telecom (A) (B)	244	9,562
Charter Communications, Cl A (A)	50	19,215
Comcast, Cl A	1,904	74,922
CyberAgent	200	1,870
Dentsu Group	100	3,221
Deutsche Telekom	1,350	30,076
DISH Network, Cl A (A)	99	1,425
Electronic Arts	121	15,570
Elisa	57	3,248
Embracer Group, Cl B (A)	370	1,725
Fox	190	6,316
Hakuhodo DY Holdings	100	1,081
HKT Trust & HKT	2,000	2,620
Informa	602	4,979
Infrastrutture Wireless Italiane (B)	136	1,490
Interpublic Group of	158	5,761
Kakaku.com	100	1,667
KDDI	700	21,870
Koei Tecmo Holdings	100	1,819
Koninklijke KPN	1,350	4,615
Liberty Broadband, Cl C (A)	56	5,028
Liberty Global (A)	138	3,084
Liberty Global, Cl A (A)	65	1,410
Liberty Media -Liberty Formula One, Cl C (A)	78	5,522
Liberty Media -Liberty SiriusXM (A)	119	4,811
Live Nation Entertainment (A)	65	5,232
Lumen Technologies (A)	377	1,979
Match Group (A)	119	6,440
Meta Platforms, Cl A (A)	977	145,544
Netflix (A)	192	67,941
News	157	3,181

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
Nexon	200	$4,823
Nintendo	500	21,679
Nippon Telegraph & Telephone	500	14,993
Omnicom Group	86	7,395
Orange	801	8,477
Paramount Global, Cl B	243	5,628
Pinterest, Cl A (A)	283	7,440
Publicis Groupe	91	6,419
Quebecor, Cl B	67	1,589
REA Group	21	1,883
ROBLOX, Cl A (A)	155	5,768
Rogers Communications, Cl B	142	6,904
Roku, Cl A (A)	47	2,703
Scout24 (B)	35	2,038
Sea ADR (A)	160	10,312
SEEK	134	2,321
Shaw Communications, Cl B	182	5,417
Singapore Telecommunications (A)	3,300	6,320
Sirius XM Holdings	405	2,345
Snap, Cl A (A)	464	5,364
SoftBank	1,200	13,731
SoftBank Group	500	23,671
Spark New Zealand	747	2,519
Swisscom	10	5,908
Take-Two Interactive Software (A)	71	8,039
Tele2, Cl B	205	1,770
Telecom Italia (A)	4,001	1,152
Telefonica	2,112	8,023
Telefonica Deutschland Holding	419	1,234
Telenor	281	2,942
Telia	1,093	2,823
Telstra Group	1,669	4,824
TELUS	183	3,943
T-Mobile US (A)	267	39,866
Toho	100	3,693
Trade Desk, Cl A (A)	197	9,988
Ubisoft Entertainment (A)	37	766
United Internet	39	905
Universal Music Group	291	7,439
Verizon Communications	1,814	75,408
Vivendi	311	3,340
Vodafone Group	11,628	13,416

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES (continued)
Walt Disney (A)	780	$84,622
Warner Bros Discovery (A)	945	14,005
WPP	478	5,585
Z Holdings	1,100	3,201
ZoomInfo Technologies, Cl A (A)	126	3,557

		1,538,340

CONSUMER DISCRETIONARY — 10.2%
Accor (A)	68	2,207
adidas	77	12,398
Advance Auto Parts	25	3,807
Ageas	69	3,369
Airbnb, Cl A (A)	163	18,111
Aisin	100	2,918
Allianz	174	41,606
Amazon.com (A)	3,916	403,857
Aptiv (A)	119	13,458
Aramark	92	4,097
Aristocrat Leisure	241	5,819
AutoZone (A)	9	21,950
Bandai Namco Holdings	100	6,687
Barratt Developments	408	2,319
Bath & Body Works	106	4,877
Bayerische Motoren Werke	147	14,974
Berkeley Group Holdings	45	2,304
Best Buy	90	7,985
Booking Holdings (A)	17	41,380
BorgWarner	96	4,539
Bridgestone	200	7,467
BRP	22	1,836
Burberry Group	162	4,935
Burlington Stores (A)	27	6,205
Caesars Entertainment (A)	86	4,477
Canadian Tire, Cl A	23	2,735
CarMax (A)	65	4,579
Carnival (A)	393	4,252
Chewy, Cl A (A)	36	1,622
Chipotle Mexican Grill, Cl A (A)	12	19,757
Cie Financiere Richemont, Cl A	223	34,377
Cie Generale des Etablissements Michelin SCA	312	9,865
Compass Group	779	18,609
Continental	44	3,090
Darden Restaurants	52	7,694

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Delivery Hero (A) (B)	65	$3,930
Denso	200	10,801
D’ieteren Group	13	2,484
Dollar General	96	22,426
Dollar Tree (A)	99	14,868
Dollarama	116	6,937
Domino’s Pizza	15	5,295
DoorDash, Cl A (A)	110	6,371
DR Horton	138	13,619
eBay	261	12,919
Electrolux, Cl B (A)	92	1,303
Entain	235	4,334
Etsy (A)	51	7,017
Evolution (B)	84	9,441
Expedia Group (A)	65	7,429
Ferrari	58	14,493
Flutter Entertainment (A)	67	10,407
Ford Motor	1,675	22,629
Galaxy Entertainment Group (A)	1,000	6,961
Garmin	62	6,130
General Motors	603	23,710
Genting Singapore	2,400	1,818
Genuine Parts	57	9,566
Gildan Activewear	79	2,477
H & M Hennes & Mauritz, Cl B	294	3,621
Hasbro	52	3,077
Hermes International	13	24,329
Hilton Worldwide Holdings	122	17,701
Home Depot	454	147,173
Honda Motor	700	17,316
Hydro One (B)	132	3,609
IDP Education	84	1,869
Iida Group Holdings	100	1,667
Industria de Diseno Textil	490	15,298
InterContinental Hotels Group	73	5,068
Isuzu Motors	200	2,529
JD Sports Fashion	1,032	2,080
Just Eat Takeaway.com (A) (B)	72	1,847
Kering	32	19,967
Kingfisher	846	2,919
Klepierre (A)	81	2,056
Koito Manufacturing	100	1,687

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
La Francaise des Jeux SAEM (B)	38	$1,626
Las Vegas Sands (A)	138	8,142
Lear	24	3,499
Lennar, Cl A	110	11,264
LKQ	112	6,603
Lottery (A)	890	2,968
Lowe’s	268	55,811
Lucid Group (A)	162	1,894
Lululemon Athletica (A)	52	15,958
Marriott International, Cl A	120	20,902
Mazda Motor	200	1,592
McDonald’s	313	83,696
MercadoLibre (A)	20	23,634
Mercedes-Benz Group	354	26,342
MGM Resorts International	154	6,377
Mohawk Industries (A)	24	2,881
Moncler	82	5,132
Newell Brands	153	2,442
Next	53	4,339
NIKE, Cl B	537	68,376
Nissan Motor	900	3,234
NVR (A)	2	10,540
O’Reilly Automotive (A)	28	22,186
Oriental Land	100	16,662
Pan Pacific International Holdings	200	3,699
Panasonic Holdings	900	8,346
Pandora	40	3,331
Pearson	303	3,455
Persimmon	128	2,236
Pool	16	6,170
Prosus	357	28,826
PulteGroup	104	5,917
Puma	42	2,868
Rakuten Group (A)	400	2,039
Renault (A)	77	3,131
Restaurant Brands International	139	9,301
Rivian Automotive, Cl A (A)	140	2,716
Ross Stores	147	17,374
Royal Caribbean Cruises (A)	92	5,974
Sands China (A)	1,200	4,500
SEB	11	1,150
Sekisui Chemical	200	2,802

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY (continued)
Sekisui House	300	$5,670
Sharp (A)	100	831
Sodexo	35	3,470
Sony Group	500	44,676
Starbucks	492	53,697
Stellantis	993	15,611
Subaru	300	4,930
Sumitomo Electric Industries	300	3,605
Suzuki Motor	200	7,498
Swatch Group	42	6,316
Target	198	34,084
Taylor Wimpey	1,459	2,117
Tesla (A)	1,138	197,124
TJX	491	40,193
Toyota Motor	4,500	66,086
Tractor Supply	46	10,488
Ulta Beauty (A)	22	11,307
USS	100	1,645
Vail Resorts	16	4,197
Valeo	92	2,011
VF	134	4,146
Volkswagen	13	2,276
Volvo Car, Cl B (A)	276	1,377
Wesfarmers	496	17,487
Whirlpool	25	3,890
Whitbread	81	3,051
Wynn Resorts (A)	42	4,353
Yamaha	100	3,888
Yamaha Motor	100	2,463
Yum! Brands	117	15,270
Zalando (A) (B)	89	4,150
ZOZO	100	2,592

		2,351,774

CONSUMER STAPLES — 7.6%
Aeon	300	6,151
Ajinomoto	200	6,594
Alimentation Couche-Tard	335	15,298
Altria Group	786	35,401
Anheuser-Busch InBev	373	22,515
Archer-Daniels-Midland	244	20,215
Asahi Group Holdings	200	6,604
Associated British Foods	143	3,283

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Barry Callebaut	2	$4,179
Beiersdorf	40	4,863
British American Tobacco	928	35,574
Brown-Forman, Cl B	124	8,256
Budweiser Brewing APAC (B)	700	2,209
Bunge	72	7,135
Campbell Soup	79	4,103
Carlsberg, Cl B	40	5,679
Carrefour	254	4,831
Chocoladefabriken Lindt & Spruengli	1	10,983
Church & Dwight	99	8,005
Clorox	59	8,537
Coca-Cola	1,760	107,923
Coca-Cola Europacific Partners	82	4,610
Coca-Cola HBC	80	1,944
Coles Group	538	6,767
Colgate-Palmolive	340	25,340
Conagra Brands	193	7,178
Constellation Brands, Cl A	69	15,975
Costco Wholesale	188	96,094
Danone	286	15,684
Darling Ingredients (A)	73	4,839
Davide Campari-Milano	210	2,253
Diageo	973	42,545
Empire	68	1,957
Endeavour Group	545	2,559
Essity, Cl B	246	6,427
Estee Lauder, Cl A	99	27,431
General Mills	246	19,277
George Weston	31	3,988
Haleon (A)	2,111	8,460
Heineken	118	11,793
Heineken Holding	46	3,798
HelloFresh (A)	66	1,605
Henkel & KGaA	42	2,806
Hershey	65	14,599
Hormel Foods	120	5,437
Imperial Brands	379	9,508
J M Smucker	44	6,723
J Sainsbury	710	2,303
Japan Tobacco	500	10,196
JDE Peet’s	40	1,199

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Jeronimo Martins SGPS	115	$2,497
Kao	200	8,084
Kellogg	103	7,064
Kerry Group, Cl A	64	5,997
Kesko, Cl B	110	2,562
Keurig Dr Pepper	345	12,172
Kikkoman	100	5,289
Kimberly-Clark	146	18,981
Kirin Holdings	300	4,623
Koninklijke Ahold Delhaize	471	14,058
Kraft Heinz	320	12,970
Kroger	285	12,720
Lamb Weston Holdings	63	6,293
McCormick	118	8,864
Metro, Cl A	100	5,428
Molson Coors Beverage, Cl B	76	3,996
Mondelez International, Cl A	591	38,675
Monster Beverage (A)	163	16,965
Mowi	176	3,255
Nestle	1,172	142,995
Nisshin Seifun Group	100	1,253
Ocado Group (A)	196	1,568
Orkla	302	2,255
PepsiCo	591	101,073
Pernod Ricard	87	18,012
Philip Morris International	661	68,903
Procter & Gamble	1,015	144,516
Reckitt Benckiser Group	312	22,233
Remy Cointreau	9	1,695
Salmar	33	1,534
Seven & i Holdings	300	14,164
Shiseido	200	10,395
Suntory Beverage & Food	100	3,377
Sysco	221	17,119
Tesco	3,114	9,465
Treasury Wine Estates	289	2,977
Tyson Foods, Cl A	118	7,758
Unicharm	200	7,629
Unilever	1,078	54,869
Walgreens Boots Alliance	332	12,237
Walmart	644	92,652
WH Group	3,500	2,156

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES (continued)
Wilmar International	800	$2,487
Woolworths Group	509	13,009
Yakult Honsha	100	7,139

		1,645,596

ENERGY — 5.4%
Aker (A)(C)	77	2,339
Aker BP (A)	50	1,523
Ampol	95	2,060
APA	147	6,516
ARC Resources	288	3,346
Baker Hughes, Cl A	454	14,410
BP	7,917	47,821
Canadian Natural Resources	468	28,726
Cenovus Energy	595	11,886
Cheniere Energy	97	14,821
Chesapeake Energy	49	4,249
Chevron	791	137,650
ConocoPhillips	537	65,444
Coterra Energy	355	8,886
Devon Energy	258	16,316
Diamondback Energy	69	10,082
Enbridge	866	35,459
ENEOS Holdings	1,200	4,296
Eni	1,054	16,219
EOG Resources	247	32,666
Equinor	428	13,044
Equities	144	4,704
Exxon Mobil	1,771	205,453
Galp Energia SGPS	200	2,737
Halliburton	395	16,282
Hess	114	17,118
HF Sinclair	74	4,210
Idemitsu Kosan	100	2,500
Imperial Oil	91	4,973
Inpex	400	4,395
Keyera	88	2,007
Kinder Morgan	907	16,598
Marathon Oil	304	8,351
Marathon Petroleum	219	28,146
Neste	170	8,126
Occidental Petroleum	389	25,203
OMV	59	2,955

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
ENERGY (continued)
ONEOK	202	$13,833
Ovintiv	120	5,908
Parkland	61	1,433
Pembina Pipeline	220	7,806
Phillips 66	210	21,057
Pioneer Natural Resources	99	22,805
Repsol	581	9,544
Santos	1,288	6,575
Schlumberger	592	33,732
Shell	3,109	91,273
Suncor Energy	595	20,651
Targa Resources	89	6,677
TC Energy	453	19,519
Tenaris	189	3,349
Texas Pacific Land	2	3,992
TotalEnergies	1,079	66,704
Tourmaline Oil	124	5,779
Valero Energy	169	23,665
Williams	528	17,023
Woodside Energy Group	839	21,725

		1,234,567

FINANCIALS — 14.8%
3i Group	390	7,609
ABN AMRO Bank (B)	177	2,938
abrdn	871	2,294
Admiral Group	77	2,093
Aegon	749	4,131
Aflac	255	18,742
AIA Group	5,200	58,800
AIB Group	531	2,231
Allstate	119	15,288
Ally Financial	144	4,679
American Express	274	47,931
American Financial Group	29	4,135
American International Group	318	20,104
Ameriprise Financial	46	16,105
Amundi (B)	24	1,571
Annaly Capital Management	209	4,905
ANZ Group Holdings	1,286	22,886
Aon, Cl A	91	29,000
Apollo Global Management	181	12,811
Arch Capital Group (A)	159	10,232

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Ares Management, Cl A	74	$6,141
Arthur J Gallagher	93	18,202
Assurant	24	3,182
ASX	78	3,817
Aviva	1,190	6,711
AXA	839	26,176
Baloise Holding	19	3,125
Banco Bilbao Vizcaya Argentaria	2,634	18,606
Banco Santander	7,186	25,114
Bank Hapoalim	501	4,509
Bank Leumi Le-Israel	586	5,179
Bank of America	3,105	110,165
Bank of Ireland Group	480	5,128
Bank of Montreal	294	29,587
Bank of New York Mellon	329	16,637
Bank of Nova Scotia	517	27,988
Banque Cantonale Vaudoise	17	1,616
Barclays	7,354	16,905
Berkshire Hathaway, Cl B (A)	557	173,517
BlackRock, Cl A	66	50,108
Blackstone	303	29,076
BNP Paribas	477	32,761
BOC Hong Kong Holdings	1,500	5,242
Brookfield, Cl A	601	22,359
Brookfield Asset Management, Cl A (A)	150	4,897
Brown & Brown	96	5,622
CaixaBank	1,775	7,876
Canadian Imperial Bank of Commerce	404	18,443
Capital One Financial	164	19,516
Carlyle Group	64	2,302
Cboe Global Markets	43	5,284
Charles Schwab	625	48,387
Chiba Bank	200	1,513
Chubb	179	40,721
Cincinnati Financial	61	6,902
Citigroup	824	43,029
Citizens Financial Group	206	8,924
CME Group, Cl A	153	27,029
Coinbase Global, Cl A (A)	53	3,099
Commerzbank (A)	401	4,584
Commonwealth Bank of Australia	741	57,844
Concordia Financial Group	400	1,758

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Credit Suisse Group	1,062	$3,658
Dai-ichi Life Holdings	400	9,385
Daiwa Securities Group	600	2,831
Danske Bank (A)	276	5,750
DBS Group Holdings	800	21,901
Deutsche Bank	828	11,050
Deutsche Boerse	77	13,779
Discover Financial Services	120	14,008
DNB Bank	373	6,975
Element Fleet Management	194	2,741
Equitable Holdings	148	4,746
Equities	119	2,685
Erie Indemnity, Cl A	10	2,443
Erste Group Bank (A)	138	5,236
Eurazeo	16	1,122
Euronext (B)	34	2,755
Everest Re Group	16	5,595
Eversource Energy	142	11,691
EXOR (A)	43	3,418
FactSet Research Systems	15	6,344
Fairfax Financial Holdings	10	6,620
Fidelity National Financial	109	4,799
Fifth Third Bancorp	322	11,685
FinecoBank Banca Fineco	245	4,398
First Citizens BancShares, Cl A	5	3,888
First Horizon	220	5,441
First Republic Bank	81	11,411
Franklin Resources	121	3,775
Futu Holdings ADR (A)	20	1,015
Gjensidige Forsikring	80	1,438
Globe Life	39	4,713
Goldman Sachs Group	147	53,774
Great-West Lifeco	112	2,971
Groupe Bruxelles Lambert	45	3,850
Hang Seng Bank	300	4,996
Hannover Rueck	24	4,874
Hargreaves Lansdown	143	1,574
Hartford Financial Services Group	139	10,788
Hong Kong Exchanges & Clearing	500	22,489
HSBC Holdings	8,527	62,830
Huntington Bancshares	592	8,981
iA Financial	43	2,654

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
IGM Financial	33	$1,030
Industrivarden, Cl A	68	1,801
Industrivarden, Cl C	53	1,396
ING Groep	1,608	23,284
Insurance Australia Group	988	3,431
Intact Financial	81	11,751
Intercontinental Exchange	241	25,920
Intesa Sanpaolo	6,933	18,229
Invesco	139	2,573
Investor, Cl A	280	5,588
Investor, Cl B	750	14,574
Israel Discount Bank, Cl A [1]	466	2,383
Japan Exchange Group	200	3,061
Japan Post Bank	200	1,777
Japan Post Holdings	1,000	8,779
Japan Post Insurance	100	1,784
JPMorgan Chase	1,250	174,950
Julius Baer Group	89	5,709
KBC Group	100	7,407
KeyCorp	383	7,350
Kinnevik, Cl B (A)	98	1,515
KKR	248	13,841
L E Lundbergforetagen, Cl B	32	1,482
Legal & General Group	2,388	7,515
Lincoln National	71	2,516
Lloyds Banking Group	30,594	19,910
Loblaw	69	6,182
Loews	88	5,410
London Stock Exchange Group	147	13,457
LPL Financial Holdings	36	8,536
LVMH Moet Hennessy Louis Vuitton	120	104,757
M&G	1,037	2,590
M&T Bank	75	11,700
Macquarie Group	156	20,812
Manulife Financial	819	16,207
Markel (A)	6	8,454
MarketAxess Holdings	15	5,458
Marsh & McLennan	213	37,256
Medibank Pvt	1,105	2,302
Mediobanca Banca di Credito Finanziario	248	2,666
MetLife	295	21,541
Mitsubishi HC Capital	300	1,531

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Mitsubishi UFJ Financial Group	5,200	$38,089
Mizrahi Tefahot Bank	56	1,850
Mizuho Financial Group	1,000	15,620
Moody’s	72	23,238
Morgan Stanley	551	53,629
MS&AD Insurance Group Holdings	200	6,415
MSCI, Cl A	33	17,541
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	60	21,672
Nasdaq	141	8,487
National Australia Bank	1,348	30,416
NatWest Group	2,141	8,168
NN Group	113	4,910
Nomura Holdings	1,200	4,789
Nordea Bank Abp	1,495	17,477
Northern Trust	79	7,661
Onex	31	1,602
ORIX	500	8,792
Oversea-Chinese Banking	1,600	15,809
Partners Group Holding	10	9,383
Phoenix Group Holdings	260	2,061
PNC Financial Services Group	172	28,454
Poste Italiane (B)	209	2,233
Power Corp of Canada	224	6,076
Principal Financial Group	108	9,995
Progressive	249	33,951
Prudential	1,155	19,190
Prudential Financial	155	16,266
QBE Insurance Group	591	5,766
Raymond James Financial	88	9,924
Regions Financial	382	8,992
Resona Holdings	800	4,427
Royal Bank of Canada	590	60,377
S&P Global	146	54,741
Sampo, Cl A	200	10,500
SBI Holdings	100	2,120
Schroders	294	1,739
SEI Investments	48	2,997
Shizuoka Financial Group	200	1,694
Signature Bank NY	24	3,095
Singapore Exchange	300	2,113
Skandinaviska Enskilda Banken, Cl A	657	7,953

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
FINANCIALS (continued)
Societe Generale	325	$9,674
Sofina	6	1,425
Sompo Holdings	100	4,305
St. James’s Place	216	3,275
Standard Chartered	1,054	8,853
State Street	163	14,887
Sumitomo Mitsui Financial Group	500	21,731
Sumitomo Mitsui Trust Holdings	200	7,286
Sun Life Financial	271	13,618
Suncorp Group	514	4,569
SVB Financial Group (A)	24	7,259
Svenska Handelsbanken, Cl A	590	6,152
Swedbank	366	7,041
Swiss Life Holding	13	7,694
Swiss Re	135	14,136
Synchrony Financial	228	8,374
T Rowe Price Group	95	11,065
T&D Holdings	200	3,201
Tokio Marine Holdings	800	16,756
Toronto-Dominion Bank	771	53,345
Tradeweb Markets, Cl A	42	3,131
Travelers	103	19,685
Truist Financial	571	28,202
Tryg	145	3,327
UBS Group	1,450	30,951
UniCredit	854	16,680
United Overseas Bank	500	11,365
US Bancorp	601	29,930
W R Berkley	85	5,962
Webster Financial	74	3,896
Wells Fargo	1,611	75,508
Wendel	11	1,165
Westpac Banking	1,568	26,383
Willis Towers Watson	45	11,438
Zurich Insurance Group	65	32,144

		3,368,183

HEALTH CARE — 13.4%
Abbott Laboratories	740	81,807
AbbVie	754	111,403
Agilent Technologies	123	18,706
Alcon	220	16,601
Align Technology (A)	33	8,901

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Alnylam Pharmaceuticals (A)	55	$12,452
AmerisourceBergen, Cl A	63	10,644
Amgen	230	58,052
Amplifon	50	1,381
Argenx (A)	23	8,760
Asahi Intecc	100	1,754
Astellas Pharma	800	11,776
AstraZeneca	662	86,730
Avantor (A)	329	7,863
Bachem Holding, Cl B	15	1,326
Baxter International	218	9,960
Bayer	436	27,139
Becton Dickinson and	123	31,023
Biogen (A)	65	18,909
BioMarin Pharmaceutical (A)	74	8,536
BioMerieux	17	1,733
Bio-Rad Laboratories, Cl A (A)	9	4,207
Bio-Techne	64	5,098
Boston Scientific (A)	605	27,981
Bristol-Myers Squibb	904	65,676
Cardinal Health	116	8,961
Carl Zeiss Meditec	16	2,309
Catalent (A)	68	3,641
Centene (A)	252	19,212
Charles River Laboratories International (A)	20	4,865
Chugai Pharmaceutical	300	7,778
Cigna	132	41,800
Cochlear	26	3,928
Coloplast, Cl B	48	5,795
Cooper	20	6,979
CSL	210	44,342
CVS Health	565	49,844
Daiichi Sankyo	800	25,126
Danaher	294	77,728
DaVita (A)	27	2,225
Demant (A)	43	1,217
DENTSPLY SIRONA	88	3,241
Dexcom (A)	173	18,527
DiaSorin	10	1,302
Edwards Lifesciences (A)	267	20,479
Eisai	100	6,187
Elanco Animal Health (A)	171	2,348

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Elevance Health	103	$51,499
Eli Lilly	343	118,043
EssilorLuxottica	125	22,935
Eurofins Scientific	54	3,873
Exact Sciences (A)	69	4,659
Fisher & Paykel Healthcare	232	3,807
Fresenius & KGaA	168	4,869
Fresenius Medical Care & KGaA	82	3,079
GE HealthCare Technologies (A)	154	10,706
Genmab (A)	29	11,365
Getinge, Cl B	92	2,073
Gilead Sciences	530	44,488
Grifols (A)	120	1,589
GSK	1,779	31,248
HCA Healthcare	96	24,487
Henry Schein (A)	56	4,824
Hikma Pharmaceuticals	70	1,481
Hologic (A)	102	8,300
Horizon Therapeutics (A)	86	9,436
Hoya	200	21,994
Humana	53	27,120
IDEXX Laboratories (A)	37	17,778
Illumina (A)	71	15,208
Incyte (A)	75	6,385
Insulet (A)	28	8,045
Intuitive Surgical (A)	150	36,853
Ipsen	15	1,575
IQVIA Holdings (A)	78	17,894
Jazz Pharmaceuticals (A)	25	3,917
Johnson & Johnson	1,124	183,684
Koninklijke Philips	381	6,578
Kyowa Kirin	100	2,230
Laboratory Corp of America Holdings	39	9,833
Lonza Group	31	17,684
M3 (A)	200	5,469
Masimo (A)	21	3,572
McKesson	62	23,478
Medtronic	559	46,783
Merck	1,080	116,003
Merck KGaA	60	12,524
Mettler-Toledo International (A)	10	15,329
Moderna (A)	145	25,529

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Molina Healthcare (A)	23	$7,172
Neurocrine Biosciences (A)	38	4,215
Novartis	922	83,357
Novo Nordisk, Cl B	710	98,257
Novocure (A)	37	3,374
Olympus	500	9,400
Ono Pharmaceutical	200	4,340
Orion, Cl B	43	2,304
Otsuka Holdings	200	6,416
PerkinElmer	58	7,977
Pfizer	2,413	106,558
QIAGEN (A)	92	4,488
Quest Diagnostics	49	7,276
Ramsay Health Care	73	3,450
Recordati Industria Chimica e Farmaceutica	42	1,840
Regeneron Pharmaceuticals (A)	45	34,131
Repligen (A)	25	4,633
ResMed	65	14,844
Roche Holding	310	97,474
Royalty Pharma, Cl A	137	5,369
Sanofi	494	48,374
Sartorius Stedim Biotech	11	3,837
Seagen (A)	55	7,671
Shionogi	100	4,765
Siemens Healthineers (B)	113	6,060
Smith & Nephew	352	4,861
Sonic Healthcare	182	4,076
Sonova Holding	22	5,502
STERIS	40	8,260
Straumann Holding	53	6,940
Stryker	144	36,549
Swedish Orphan Biovitrum (A)	89	1,985
Sysmex	100	6,639
Takeda Pharmaceutical	600	18,862
Teleflex	19	4,625
Terumo	300	8,733
Teva Pharmaceutical Industries ADR (A)	442	4,659
Thermo Fisher Scientific	166	94,675
UCB	51	4,187
UnitedHealth Group	400	199,676
Universal Health Services, Cl B	30	4,446
Veeva Systems, Cl A (A)	63	10,745

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
HEALTH CARE (continued)
Vertex Pharmaceuticals (A)	112	$36,187
Viatris, Cl W (A)	485	5,898
Waters (A)	25	8,215
West Pharmaceutical Services	30	7,968
Zimmer Biomet Holdings	98	12,479
Zoetis, Cl A	199	32,933

		3,091,160

INDUSTRIALS — 10.3%
3M	234	26,929
A O Smith	53	3,588
ABB	661	23,013
ACS Actividades de Construccion y Servicios	105	3,107
Adecco Group	62	2,303
Aena SME (A) (B)	30	4,507
AerCap Holdings (A)	60	3,793
Aeroports de Paris (A)	12	1,862
AGC	100	3,685
Air Canada (A)	70	1,188
Airbus	246	30,840
Alfa Laval	127	3,991
Allegion	36	4,232
Alstom	128	3,806
AMETEK	108	15,651
ANA Holdings (A)	100	2,213
AP Moller - Maersk, Cl A	1	2,131
AP Moller - Maersk, Cl B	2	4,351
Ashtead Group	179	11,791
Assa Abloy, Cl B	418	9,846
Atlas Copco, Cl A	1,196	14,192
Atlas Copco, Cl B	666	7,025
Auckland International Airport (A)	500	2,752
Aurizon Holdings	739	1,932
BAE Systems	1,289	13,645
Boeing (A)	245	52,185
Booz Allen Hamilton Holding, Cl A	54	5,111
Bouygues	92	3,031
Brambles	578	4,915
Brenntag	62	4,628
Bunzl	135	4,956
Bureau Veritas	118	3,374
CAE (A)	127	2,868
Canadian National Railway	253	30,115

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Canadian Pacific Railway	400	$31,572
Carlisle	22	5,519
Carrier Global	364	16,573
Caterpillar	224	56,513
Central Japan Railway	100	12,198
CH Robinson Worldwide	53	5,309
Cie de Saint-Gobain	225	12,922
Cintas	38	16,862
CK Hutchison Holdings	1,500	9,546
Clarivate (A)	141	1,568
CNH Industrial	410	7,253
Copart (A)	194	12,922
CoStar Group (A)	160	12,464
Credit Agricole	495	5,960
CSX	910	28,137
Cummins	58	14,473
Dai Nippon Printing	100	2,361
Daikin Industries	100	17,369
Daimler Truck Holding (A)	215	7,225
Dassault Aviation	10	1,708
DCC	40	2,278
Deere	124	52,432
Delta Air Lines (A)	64	2,502
Deutsche Lufthansa (A)	239	2,532
Deutsche Post	425	18,299
Dover	58	8,806
DSV	81	13,400
East Japan Railway	100	5,576
Eaton	170	27,576
Eiffage	33	3,525
Elbit Systems	11	1,847
Emerson Electric	256	23,096
Epiroc, Cl A	290	5,642
Epiroc, Cl B	200	3,334
Equifax	57	12,665
Expeditors International of Washington	68	7,354
Experian	409	14,957
FANUC	100	17,669
Fastenal	263	13,295
FedEx	111	21,519
Ferguson	95	13,522
Ferrovial	199	5,872

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Fortive	136	$9,252
Fortune Brands Innovations	55	3,548
Fuji Electric	100	4,048
GEA Group	61	2,752
Geberit	16	9,104
Generac Holdings (A)	25	3,015
General Dynamics	101	23,539
General Electric	463	37,262
GFL Environmental	63	1,944
Grab Holdings, Cl A (A)	505	1,914
Hankyu Hanshin Holdings	100	2,972
HEICO	20	3,419
HEICO, Cl A	33	4,412
Hitachi	400	20,977
Honeywell International	288	60,042
Howmet Aerospace	155	6,307
Hubbell, Cl B	25	5,723
Huntington Ingalls Industries	16	3,529
Husqvarna, Cl B	169	1,438
IDEX	30	7,190
Illinois Tool Works	133	31,393
IMCD	23	3,646
Indutrade	114	2,532
Ingersoll Rand	190	10,640
Intertek Group	65	3,494
Investment Latour, Cl B	61	1,287
ITOCHU	500	16,161
Jacobs Solutions	52	6,425
Jardine Cycle & Carriage	100	2,217
Jardine Matheson Holdings	100	5,315
JB Hunt Transport Services	34	6,428
Johnson Controls International	289	20,106
Kajima	200	2,456
Keio	100	3,670
Keppel	600	3,464
Kingspan Group	62	3,988
Kintetsu Group Holdings	100	3,256
Knight-Swift Transportation Holdings, Cl A	63	3,723
Knorr-Bremse	29	1,906
Komatsu	400	9,830
Kone, Cl B	167	9,107
Kongsberg Gruppen	46	1,831

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Kubota	400	$6,011
Kuehne + Nagel International	22	5,246
L3Harris Technologies	81	17,400
Legrand	107	9,541
Leidos Holdings	54	5,337
Lennox International	13	3,388
Lifco, Cl B	94	1,727
Lixil	100	1,726
Lockheed Martin	102	47,253
Magna International	114	7,401
Makita	100	2,664
Marubeni	600	7,361
Masco	99	5,267
Melrose Industries	1,750	3,086
MINEBEA MITSUMI	200	3,487
MISUMI Group	100	2,517
Mitsubishi	600	20,092
Mitsubishi Electric	800	8,817
Mitsubishi Heavy Industries	100	3,921
Mitsui	600	17,702
Mitsui OSK Lines	100	2,482
MonotaRO	100	1,515
MTR	500	2,676
MTU Aero Engines	21	5,248
NGK Insulators	100	1,384
Nibe Industrier, Cl B	732	7,909
Nidec	200	11,084
Nihon M&A Center Holdings	100	1,022
Nippon Yusen	200	4,758
Nordson	21	5,109
Norfolk Southern	99	24,335
Northrop Grumman	62	27,779
Obayashi	300	2,327
Odakyu Electric Railway	100	1,315
Old Dominion Freight Line	39	12,996
Otis Worldwide	191	15,706
Owens Corning	41	3,963
PACCAR	155	16,943
Parker-Hannifin	58	18,908
Pentair	66	3,655
Persol Holdings	100	2,193
Plug Power (A)	207	3,523

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Prysmian	102	$4,165
Qantas Airways (A)	368	1,661
Quanta Services	65	9,892
Randstad	48	3,077
Rational	2	1,316
Raytheon Technologies	629	62,806
Recruit Holdings	600	19,296
Reece	117	1,345
RELX	825	24,510
Rentokil Initial	1,195	7,246
Republic Services, Cl A	99	12,357
Rheinmetall	19	4,439
Ritchie Bros Auctioneers	44	2,661
Robert Half International	45	3,778
Rockwell Automation	47	13,255
ROCKWOOL, Cl B	3	860
Rollins	89	3,240
Rolls-Royce Holdings (A)	3,352	4,386
Safran	149	21,425
Schindler Holding	24	5,028
Schneider Electric	228	36,985
Secom	100	5,958
Securitas, Cl B	202	1,849
Sensata Technologies Holding	63	3,204
SG Holdings	100	1,543
SGS	3	7,316
Shimizu	200	1,121
Siemens	333	52,016
Siemens Energy (A)	160	3,345
Singapore Airlines	500	2,261
Singapore Technologies Engineering	600	1,687
SITC International Holdings	1,000	2,185
Skanska, Cl B	138	2,436
SKF, Cl B	154	2,726
Smiths Group	159	3,394
Snap-on	22	5,472
Southwest Airlines	59	2,110
Spirax-Sarco Engineering	30	4,285
Stanley Black & Decker	65	5,805
Sumitomo	500	8,975
Taisei	100	3,452
Techtronic Industries	500	6,446

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Teleperformance	24	$6,672
Textron	90	6,557
TFI International	34	3,787
Thales	43	5,687
Thomson Reuters	70	8,327
Tobu Railway	100	2,346
Tokyu	200	2,572
TOPPAN INC	100	1,611
Toromont Industries	33	2,636
Toshiba	200	6,869
TOTO	100	3,886
Toyota Industries	100	6,087
Toyota Tsusho	100	4,234
Trane Technologies	96	17,196
TransDigm Group (A)	23	16,508
TransUnion	77	5,525
Transurban Group	1,383	13,559
Uber Technologies (A)	613	18,960
U-Haul Holding, Cl B	36	2,224
Union Pacific	263	53,702
United Parcel Service, Cl B	311	57,607
United Rentals	29	12,788
VAT Group (B)	11	3,424
Verisk Analytics, Cl A	71	12,907
Vestas Wind Systems	467	13,665
Vinci	238	26,891
Volvo, Cl A	85	1,766
Volvo, Cl B	641	12,720
Wartsila Abp	190	1,807
Washington H Soul Pattinson	87	1,772
Waste Connections	108	14,353
Waste Management	179	27,697
West Japan Railway	100	4,188
Westinghouse Air Brake Technologies	72	7,474
Wolters Kluwer	107	11,665
WSP Global	59	7,524
WW Grainger	21	12,379
Xinyi Glass Holdings	1,000	2,129
Xylem	86	8,945
Yamato Holdings	100	1,750
Yaskawa Electric	100	3,909

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
ZIM Integrated Shipping Services	37	$701

		2,400,064

INFORMATION TECHNOLOGY — 20.9%
Accenture, Cl A	269	75,064
Adobe (A)	198	73,327
Advanced Micro Devices (A)	691	51,929
Advantest	100	7,168
Adyen (A) (B)	9	13,607
Affirm Holdings, Cl A (A)	75	1,214
Akamai Technologies (A)	65	5,782
Amadeus IT Group (A)	180	11,341
Amphenol, Cl A	260	20,740
Analog Devices	216	37,038
ANSYS (A)	35	9,323
Apple	6,857	989,397
Applied Materials	364	40,582
Arista Networks (A)	100	12,602
Arrow Electronics (A)	29	3,407
ASML Holding	173	114,464
Aspen Technology (A)	13	2,584
Assicurazioni Generali	444	8,667
Autodesk (A)	96	20,655
Automatic Data Processing	179	40,420
Azbil	100	2,820
Bechtle	33	1,391
Bentley Systems, Cl B	70	2,733
Bill.com Holdings (A)	44	5,087
Black Knight (A)	63	3,817
Block (A)	32	2,637
Block, Cl A (A)	187	15,282
Broadcom	171	100,037
Broadridge Financial Solutions	47	7,067
Brother Industries	100	1,553
Cadence Design Systems (A)	113	20,660
Canon	400	8,877
Capgemini	71	13,475
CDW	55	10,782
Ceridian HCM Holding (A)	54	3,903
CGI, Cl A (A)	88	7,542
Check Point Software Technologies (A)	43	5,470
Cisco Systems	1,760	85,659
Cloudflare, Cl A (A)	112	5,926

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Cognex	71	$3,887
Cognizant Technology Solutions, Cl A	218	14,551
Computershare	218	3,671
Constellation Software	9	15,901
Corning	361	12,494
Crowdstrike Holdings, Cl A (A)	85	9,001
CyberArk Software (A)	16	2,254
Dassault Systemes	303	11,269
Datadog, Cl A (A)	108	8,079
Dell Technologies, Cl C	105	4,265
Descartes Systems Group (A)	47	3,430
DocuSign, Cl A (A)	78	4,730
Dropbox, Cl A (A)	126	2,927
Dynatrace (A)	74	2,844
Edenred	100	5,447
Enphase Energy (A)	60	13,283
Entegris	69	5,569
EPAM Systems (A)	23	7,651
F5 (A)	24	3,544
Fair Isaac (A)	11	7,325
Fidelity National Information Services	251	18,835
First Solar (A)	42	7,459
Fiserv (A)	265	28,270
FleetCor Technologies (A)	31	6,473
Fortinet (A)	280	14,655
FUJIFILM Holdings	200	10,584
Fujitsu	100	14,238
Gartner (A)	34	11,497
Gen Digital	233	5,361
Getlink	176	2,977
Global Payments	118	13,301
GoDaddy, Cl A (A)	68	5,585
Halma	152	4,047
Hamamatsu Photonics	100	5,343
Hewlett Packard Enterprise	620	10,001
Hexagon, Cl B	927	10,627
HP	450	13,113
HubSpot (A)	18	6,246
Ibiden	100	3,903
Infineon Technologies	566	20,382
Intel	1,744	49,285
International Business Machines	387	52,141

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Intuit	115	$48,607
Jack Henry & Associates	30	5,403
Juniper Networks	131	4,231
Keyence	100	46,037
Keysight Technologies (A)	74	13,272
KLA	61	23,941
Kyocera	100	5,189
Lam Research	57	28,506
Logitech International	69	4,038
Marvell Technology	352	15,189
Mastercard, Cl A	366	135,640
Microchip Technology	241	18,706
Micron Technology	468	28,220
Microsoft	3,026	749,873
MongoDB, Cl A (A)	27	5,784
Monolithic Power Systems	18	7,678
Motorola Solutions	71	18,248
Murata Manufacturing	300	17,142
National Bank of Canada	165	12,395
NEC	100	3,613
Nemetschek	23	1,230
NetApp	90	5,961
Nexi (A) (B)	187	1,647
Nice (A)	25	5,170
Nokia	2,463	11,678
Nomura Research Institute	200	4,802
NTT Data	300	4,653
Nuvei (A) (B)	23	812
NVIDIA	1,063	207,678
NXP Semiconductors	115	21,196
Okta, Cl A (A)	65	4,785
Omron	100	5,786
ON Semiconductor (A)	194	14,249
Open Text	109	3,656
Oracle	673	59,534
Otsuka	100	3,290
Palantir Technologies, Cl A (A)	636	4,948
Palo Alto Networks (A)	130	20,623
Paychex	143	16,568
Paycom Software (A)	24	7,775
Paylocity Holding (A)	21	4,374
PayPal Holdings (A)	466	37,974

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
PTC (A)	45	$6,070
Qorvo (A)	45	4,890
QUALCOMM	477	63,541
Renesas Electronics (A)	500	5,143
Ricoh	300	2,329
Roper Technologies	46	19,630
Sage Group	422	4,054
Salesforce (A)	425	71,387
SAP	451	53,461
Saputo	100	2,757
SCSK	100	1,629
Seagate Technology Holdings	82	5,558
Seiko Epson	100	1,551
ServiceNow (A)	88	40,051
Shimadzu	100	3,073
Shopify, Cl A (A)	518	25,527
Skyworks Solutions	66	7,238
Snowflake, Cl A (A)	99	15,488
SolarEdge Technologies (A)	26	8,297
Splunk (A)	66	6,321
SS&C Technologies Holdings	92	5,552
STMicroelectronics	274	12,898
SUMCO	100	1,482
Synopsys (A)	63	22,286
TDK	200	7,145
TE Connectivity	141	17,928
Teledyne Technologies (A)	19	8,061
Telefonaktiebolaget LM Ericsson, Cl B	1,173	6,804
Temenos	27	1,927
Teradyne	66	6,712
Texas Instruments	384	68,049
TIS	100	2,884
Toast, Cl A (A)	122	2,722
Tokyo Electron	100	34,952
Tower Semiconductor (A)	50	2,103
Trend Micro (A)	100	4,951
Trimble (A)	101	5,864
Twilio, Cl A (A)	67	4,009
Tyler Technologies (A)	20	6,455
Unity Software (A)	88	3,126
Venture	100	1,412
VeriSign (A)	40	8,722

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY (continued)
Visa, Cl A	693	$159,536
VMware, Cl A (A)	84	10,287
Western Digital (A)	124	5,450
Western Union	163	2,310
WiseTech Global	59	2,558
Wix.com (A)	22	1,914
Wolfspeed (A)	56	4,313
Workday, Cl A (A)	87	15,784
Worldline (A) (B)	96	4,355
Xero (A)	54	2,976
Yokogawa Electric	100	1,756
Zebra Technologies, Cl A (A)	25	7,905
Zoom Video Communications, Cl A (A)	105	7,875
Zscaler (A)	33	4,097

		4,755,730

MATERIALS — 4.8%
Agnico Eagle Mines	213	12,029
Air Liquide	222	35,348
Air Products and Chemicals	96	30,769
Akzo Nobel	75	5,586
Albemarle	52	14,635
Alcoa	78	4,075
Amcor	616	7,429
Anglo American	528	22,773
Antofagasta	158	3,395
ArcelorMittal	205	6,360
Arkema	25	2,530
Asahi Kasei	500	3,789
ASM International	19	6,426
Avery Dennison	33	6,252
Ball	131	7,629
Barrick Gold	778	15,214
BASF	398	22,820
BHP Group	2,205	77,224
BlueScope Steel	202	2,755
Boliden	110	4,936
CCL Industries, Cl B	61	2,853
Celanese, Cl A	45	5,544
CF Industries Holdings	86	7,284
Chr Hansen Holding	42	3,101
Clariant	87	1,492
Cleveland-Cliffs (A)	221	4,718

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Corteva	294	$18,948
Covestro (B)	77	3,545
CRH	343	16,026
Croda International	56	4,773
Crown Holdings	53	4,673
Dow	302	17,924
DuPont de Nemours	206	15,234
Eastman Chemical	54	4,761
Ecolab	111	17,186
EMS-Chemie Holding	3	2,236
Evonik Industries	84	1,867
First Quantum Minerals	235	5,452
FMC	52	6,923
Fortescue Metals Group	794	12,542
Franco-Nevada	77	11,295
Freeport-McMoRan	623	27,798
Givaudan	4	12,969
Glencore	4,288	28,716
HeidelbergCement	60	4,117
Holcim	249	14,886
Holmen, Cl B	53	2,186
ICL Group	283	2,247
IGO	311	3,233
International Flavors & Fragrances	111	12,483
International Paper	149	6,231
Ivanhoe Mines, Cl A (A)	242	2,273
James Hardie Industries (A)	178	3,994
JFE Holdings	200	2,637
Johnson Matthey	78	2,179
JSR	100	2,250
Kinross Gold	506	2,354
Koninklijke DSM	78	10,031
Linde	213	70,490
L’Oreal	105	43,356
Lundin Mining	265	2,006
LyondellBasell Industries, Cl A	107	10,346
Martin Marietta Materials	25	8,991
Mineral Resources	79	5,002
Mitsubishi Chemical Group	500	2,806
Mitsui Chemicals	100	2,354
Mondi	194	3,658
Mosaic	148	7,332

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
Newcrest Mining	372	$5,911
Newmont	342	18,102
Nippon Paint Holdings	300	2,739
Nippon Sanso Holdings	100	1,631
Nippon Steel	300	6,244
Nissan Chemical	100	4,721
Nitto Denko	100	6,464
Norsk Hydro	539	4,370
Northern Star Resources	443	3,947
Novozymes, Cl B	82	4,267
Nucor	107	18,085
Nutrien	232	19,204
OCI	49	1,668
Oji Holdings	300	1,240
Orica	163	1,710
Packaging Corp of America	38	5,423
Pan American Silver	84	1,531
Pilbara Minerals (A)	1,109	3,773
PPG Industries	105	13,686
Rio Tinto	647	52,559
RPM International	52	4,675
Sandvik	438	9,052
Sealed Air	60	3,286
Sherwin-Williams	106	25,079
Shin-Etsu Chemical	200	29,485
SIG Group	146	3,619
Sika	62	17,617
Smurfit Kappa Group	99	4,156
Solvay	30	3,496
South32	1,872	6,007
Steel Dynamics	82	9,892
Stora Enso, Cl R	233	3,331
Sumitomo Chemical	600	2,303
Sumitomo Metal Mining	100	4,060
Svenska Cellulosa SCA, Cl B	246	3,416
Symrise, Cl A	65	6,910
Teck Resources, Cl B	189	8,176
TMX Group	23	2,267
Toray Industries	600	3,686
Tosoh	100	1,308
Umicore	79	2,987
UPM-Kymmene	214	7,757

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
MATERIALS (continued)
voestalpine	47	$1,562
Vulcan Materials	60	11,000
West Fraser Timber	22	1,913
Westlake	19	2,332
Westrock	107	4,199
Wheaton Precious Metals	180	8,231
Yara International	66	2,932

		1,129,285

REAL ESTATE — 2.4%
Alexandria Real Estate Equities ‡	63	10,127
American Homes 4 Rent, Cl A ‡	121	4,149
American Tower ‡	195	43,561
Aroundtown	400	1,114
AvalonBay Communities ‡	62	11,001
Azrieli Group	17	1,095
Boston Properties ‡	59	4,398
British Land ‡	353	1,932
Camden Property Trust ‡	40	4,928
Canadian Apartment Properties REIT ‡	34	1,257
CapitaLand Ascendas REIT ‡	1,300	2,861
CapitaLand Integrated Commercial Trust ‡	2,900	4,745
Capitaland Investment	1,100	3,333
CBRE Group, Cl A (A)	135	11,544
City Developments	200	1,269
CK Asset Holdings	1,000	6,393
Covivio ‡	21	1,441
Crown Castle ‡	183	27,104
Daiwa House Industry	200	4,803
Daiwa House REIT Investment ‡	1	2,176
Dexus ‡	431	2,499
Digital Realty Trust ‡	125	14,328
Equinix ‡	39	28,787
Equity LifeStyle Properties ‡	70	5,025
Equity Residential ‡	161	10,248
ESR Group (B)	800	1,602
Essex Property Trust ‡	26	5,878
Extra Space Storage ‡	61	9,628
Fastighets Balder, Cl B (A)	258	1,329
FirstService	16	2,287
Gaming and Leisure Properties ‡	109	5,838
Gecina ‡	18	2,132
GLP J-Reit ‡	2	2,263

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
REAL ESTATE (continued)
Goodman Group ‡	757	$10,798
GPT Group ‡	767	2,486
Hang Lung Properties	1,000	1,886
Healthcare Realty Trust, Cl A ‡	160	3,445
Healthpeak Properties ‡	216	5,936
Henderson Land Development	1,000	3,694
Hongkong Land Holdings	500	2,436
Host Hotels & Resorts ‡	286	5,391
Hulic	200	1,644
Invitation Homes ‡	270	8,775
Iron Mountain ‡	116	6,331
Japan Metropolitan Fund Invest ‡	3	2,319
Japan Real Estate Investment ‡	1	4,287
Kimco Realty ‡	272	6,109
Land Securities Group ‡	282	2,471
LEG Immobilien	29	2,267
Lendlease	276	1,685
Link REIT ‡	1,030	8,244
Mapletree Logistics Trust ‡	1,300	1,681
Mapletree Pan Asia Commercial Trust ‡	900	1,252
Medical Properties Trust ‡	239	3,095
Mid-America Apartment Communities ‡	47	7,836
Mirvac Group ‡	1,578	2,549
Mitsubishi Estate	500	6,427
Mitsui Fudosan	400	7,497
Nippon Building Fund ‡	1	4,370
Nippon Prologis REIT ‡	1	2,269
Nomura Real Estate Holdings	100	2,204
Nomura Real Estate Master Fund ‡	2	2,339
Prologis ‡	392	50,678
Public Storage ‡	65	19,782
Realty Income ‡	262	17,772
Regency Centers ‡	61	4,064
RioCan Real Estate Investment Trust ‡	62	1,075
Sagax, Cl B	65	1,617
SBA Communications, Cl A ‡	44	13,091
Scentre Group ‡	2,078	4,509
Segro ‡	485	4,992
Simon Property Group ‡	143	18,370
Sino Land	2,098	2,726
Stockland ‡	955	2,669
Sumitomo Realty & Development	100	2,438

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
REAL ESTATE (continued)
Sun Communities ‡	55	$8,627
Sun Hung Kai Properties	500	7,091
Swire Properties	400	1,124
Swiss Prime Site	31	2,762
UDR ‡	151	6,431
Unibail-Rodamco-Westfield ‡,(A)	50	3,236
UOL Group	200	1,067
Ventas ‡	186	9,637
VICI Properties, Cl A ‡	406	13,877
Vicinity ‡	1,548	2,265
Vonovia	340	9,604
Warehouses De Pauw CVA ‡	82	2,600
Welltower ‡	211	15,833
Weyerhaeuser ‡	340	11,706
Wharf Real Estate Investment	1,000	5,725
WP Carey ‡	74	6,329
Zillow Group, Cl C (A)	59	2,608

		617,103

UTILITIES — 2.9%
Acciona	8	1,561
ACCIONA Energias Renovables	42	1,718
AES	267	7,318
Algonquin Power & Utilities	269	1,961
Alliant Energy	100	5,403
AltaGas	112	2,094
Ameren	103	8,948
American Electric Power	222	20,859
American Water Works	83	12,989
APA Group	473	3,540
Atmos Energy	53	6,230
BKW	12	1,726
Brookfield Renewable, Cl A	52	1,638
Canadian Utilities, Cl A	51	1,417
CenterPoint Energy	285	8,584
Chubu Electric Power	300	3,231
CLP Holdings	500	3,715
CMS Energy	116	7,330
Consolidated Edison	157	14,964
Constellation Energy	143	12,206
Dominion Energy	350	22,274
DTE Energy	78	9,077
Duke Energy	327	33,501

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
UTILITIES (continued)
E.ON	1,009	$11,001
Edison International	174	11,989
EDP - Energias de Portugal	1,108	5,505
EDP Renovaveis	115	2,501
Electricite de France	228	2,995
Elia Group	12	1,685
Emera	103	4,101
Enagas	100	1,793
Endesa	127	2,532
Enel	3,525	20,756
Engie	825	11,715
Entergy	94	10,178
Essential Utilities	94	4,393
Evergy	92	5,764
Exelon	430	18,142
FirstEnergy	218	8,927
Fortis	196	8,053
Fortum	178	2,676
HK Electric Investments & HK Electric Investments	1,000	691
Hong Kong & China Gas	5,000	5,020
Iberdrola	2,607	30,585
Kansai Electric Power	300	2,885
Mercury NZ	280	1,088
Meridian Energy	513	1,773
National Grid	1,578	20,061
Naturgy Energy Group	78	2,212
NextEra Energy	828	61,794
NiSource	157	4,357
Northland Power	90	2,418
NRG Energy	98	3,353
Origin Energy	706	3,749
Orsted (B)	76	6,768
Osaka Gas	200	3,227
PG&E (A)	596	9,476
Power Assets Holdings	500	2,829
PPL	309	9,146
Public Service Enterprise Group	203	12,572
Red Electrica	174	3,079
RWE	292	12,999
Sempra Energy	140	22,446
Severn Trent	101	3,515
Snam	811	4,131

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — continued

	Shares	Value
UTILITIES (continued)
Southern	477	$32,283
SSE	503	10,736
Terna - Rete Elettrica Nazionale	566	4,478
Tokyo Electric Power Holdings (A)	600	2,247
Tokyo Gas	200	4,188
UGI	84	3,346
United Utilities Group	274	3,585
Veolia Environnement	323	9,587
Verbund	27	2,299
Vistra	174	4,012
WEC Energy Group	140	13,159
Xcel Energy	243	16,711

		663,795

TOTAL COMMON STOCK (Cost $25,164,089)		22,795,597

PREFERRED STOCK — 0.1%

CONSUMER DISCRETIONARY — 0.1%
Bayerische Motoren Werke, 0.000% (D)	23	2,179
Dr Ing hc F Porsche, 0.000% (A) (D)	50	5,945
Porsche Automobil Holding, 0.000% (D)	61	3,648
Volkswagen, 0.000% (D)	76	10,540

		22,312

CONSUMER STAPLES — 0.0%
Henkel & KGaA, 0.000% (D)	72	5,134

HEALTH CARE — 0.0%
Sartorius, 0.000% (D)	11	4,932

TOTAL PREFERRED STOCK (Cost $39,078)		32,378

RIGHTS — 0.0%

	Number of Rights
ACS Actividades de Construccion y Servicios ‡‡ (A)	105	53
Iberdrola ‡‡ (A)(C)	2,607	533

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

RIGHTS — continued

	Number of Rights	Value
TOTAL RIGHTS (Cost $—)		$586

TOTAL INVESTMENTS— 99.3% (Cost $25,203,167)		$22,828,561

Percentages are based on Net Assets of $22,980,306.

(A)	Non-income producing security.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2023, the value of these securities amounted to $98,705, representing 0.4% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	There is currently no rate available.

‡	Real Estate Investment Trust.

‡‡	Expiration date not available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

The open futures contracts held by the Fund at January 31, 2023, are as follows:

Type of Contract	Number of	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	1	Mar-2023	$99,152	$105,950	$6,798
S&P 500 Index E-MINI	2	Mar-2023	39,574	40,900	1,326

			$138,726	$146,850	$8,124

THE ADVISORS’ INNER CIRCLE FUND III	LGIM America
Global Developed Equity Index Fund
January 31, 2023
(Unaudited)

The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$22,793,258	$–	$2,339	$22,795,597
Preferred Stock	–	32,378	–	32,378
Rights	53	–	533	586

Total Investments in Securities	$22,793,311	$32,378	$2,872	$22,828,561

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$8,124	$–	$–	$8,124

Total Other Financial Instruments	$8,124	$–	$–	$8,124

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.